Variable Annuity-2 Series Account

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Variable Annuity-2 Series Account and Those Charged with Governance of Variable Annuity-2 Series Account of Empower Life & Annuity Insurance Company of New York:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Variable Annuity-2 Series Account (the Separate Account) as of December 31, 2024, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights forthe year ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 3, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Life & Annuity Insurance Company of New York Separate Accounts since 2021.

Birmingham, Alabama

April 15, 2025

Appendix A

The subaccounts that comprise Variable Annuity-2 Series Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Alger Capital Appreciation Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Large Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Mid Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Small Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ALPS Alerian Energy Infrastructure Portfolio, Class III	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ALPS Global Opportunity Portfolio, Class III	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Capital World Growth and Income Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth-Income Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS International Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS New World Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

American Funds IS Washington Mutual Investors Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock Global Allocation V.I. Fund, Class III	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock High Yield V.I., Class III	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon IP Technology Growth Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	Not Applicable	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Large Cap Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Mid Cap Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Small Cap Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Seligman Global Technology Fund, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Strategic Income Fund, Class 2	Not Applicable	Not Applicable	For the year ended December 31, 2023
Delaware VIP International Series, Service Class	Not Applicable	For the period from January 1, 2024 to April 26, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to April 26, 2024 (cessation of operations)

Dimensional VA Equity Allocation Portfolio, Institutional	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA Global Moderate Allocation Portfolio, Institutional	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA International Small Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA International Value Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA US Large Value Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA US Targeted Value Portfolio	Not Applicable	Not Applicable	For the year ended December 31, 2023
DWS Capital Growth VIP, Class B	Not Applicable	For the period from January 1, 2024 to June 17, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 17, 2024 (cessation of operations)
Eaton Vance VT Floating-Rate Income, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Aggressive Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Ariel Mid Cap Value Fund, Investor Class	Not Applicable	For the period from January 1, 2024 to October 25, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to October 25, 2024 (cessation of operations)
Empower Bond Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Empower Conservative Profile Fund, Class L	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Conservative Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Core Bond Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Emerging Markets Equity Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Global Bond Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Government Money Market Fund, Investor Class	Not Applicable	For the period from January 1, 2024 to June 14, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 14, 2024 (cessation of operations)
Empower High Yield Bond Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Inflation-Protected Securities Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower International Growth Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower International Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower International Value Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Large Cap Growth Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Empower Large Cap Value Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2020 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2025 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2030 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2035 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Lifetime 2040 Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Mid Cap Value Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderate Profile Fund, Class L	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderate Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderately Aggressive Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderately Conservative Profile Fund, Class L	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderately Conservative Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Multi-Sector Bond Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Empower Real Estate Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower S&P 500 Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower S&P Mid Cap 400 Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower S&P Small Cap 600 Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower SecureFoundation Balanced Fund, Class L	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Short Duration Bond Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Small Cap Growth Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Small Cap Value Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower U.S. Government Securities Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Federated Hermes High Income Bond Fund II, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Asset Manager Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Balanced Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Fidelity VIP Contrafund Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Government Money Market Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Growth Opportunities Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Growth Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP High Income Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Index 500 Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Overseas Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
First Trust/Dow Jones Dividend & Income Allocation Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Income VIP Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Invesco Oppenheimer V.I. International Growth Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Core Plus Bond Fund, Series II	Not Applicable	Not Applicable	For the year ended December 31, 2023
Invesco V.I. EQV International Equity Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Real Estate Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Growth and Income Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Main Street Small Cap Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Small Cap Equity Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Flexible Bond Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Overseas Portfolio, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson VIT Balanced Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson VIT Enterprise Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
JPMorgan Insurance Trust Income Builder Portfolio, Class 2	Not Applicable	Not Applicable	For the period from January 1, 2023 to April 25, 2023 (cessation of operations)
Lord Abbett Series Fund Developing Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

LVIP American Century Inflation Protection Fund, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Mid Cap Value Fund, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Value Fund, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP JPMorgan Small Cap Core Fund, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP Macquarie US REIT Fund, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Emerging Markets Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP Energy Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Macquarie VIP International Core Equity Series, Service Class	Not Applicable	For the period from April 26, 2024 (commencement of operations) to December 31, 2024	For the period from April 26, 2024 (commencement of operations) to December 31, 2024
Macquarie VIP Small Cap Value Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Blended Research Core Equity Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Blended Research Small Cap Equity Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS International Growth Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Technology Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Neuberger Berman AMT Sustainable Equity Portfolio, Class S	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
NVIT Emerging Markets Fund, Class D	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Low Duration Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Real Return Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Short-Term Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Total Return Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Core Equity Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Focused International Equity Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Global Asset Allocation Fund, Class IB	Not Applicable	Not Applicable	For the year ended December 31, 2023
Putnam VT Income Fund, Class IB	Not Applicable	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT International Equity Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Putnam VT International Value Fund, Class IB	Not Applicable	Not Applicable	For the year ended December 31, 2023
Putnam VT Large Cap Growth Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Large Cap Value Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Mortgage Securities Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Research Fund, Class IB	Not Applicable	Not Applicable	For the year ended December 31, 2023
Putnam VT Small Cap Growth Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Putnam VT Small Cap Value Fund, Class IB	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price Blue Chip Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price Health Sciences Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
VanEck VIP Global Resources Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III	American Funds IS Capital World Growth and Income Fund, Class 4
ASSETS:
Investments at fair value (1)	$237,601	$74,779	$9,691	$41,296	$68,335	$104,782	$346,496
Receivable from the fund manager	9	3	-	2	2	3	11
Receivable from dividends	-	-	-	-	-	-	-
Total assets	237,610	74,782	9,691	41,298	68,337	104,785	346,507

LIABILITIES:
Payable to the Contracts	9	3	-	2	2	3	11
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	9	3	-	2	2	3	11

NET ASSETS	$237,601	$74,779	$9,691	$41,296	$68,335	$104,782	$346,496

ANALYSIS OF NET ASSETS
Accumulation period	$237,601	$74,779	$9,691	$41,296	$68,335	$104,782	$346,496
Annuity period	-	-	-	-	-	-	-
Total net assets	$237,601	$74,779	$9,691	$41,296	$68,335	$104,782	$346,496

Fair value per share (NAV)	$115.87	$89.19	$20.40	$17.81	$14.28	$13.28	$15.08
Shares outstanding in the Separate Account	2,051	838	475	2,318	4,785	7,890	22,977

(1) Investments in mutual fund shares, at cost	$152,062	$63,470	$10,199	$57,730	$38,703	$92,417	$301,567

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III
ASSETS:
Investments at fair value (1)	$583,626	$722,677	$386,581	$326,158	$41,294	$216,182	$860,295
Receivable from the fund manager	19	23	9	11	1	1	24
Receivable from dividends	-	-	-	-	-	-	-
Total assets	583,645	722,700	386,590	326,169	41,295	216,183	860,319

LIABILITIES:
Payable to the Contracts	19	23	9	11	1	1	24
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	19	23	9	11	1	1	24

NET ASSETS	$583,626	$722,677	$386,581	$326,158	$41,294	$216,182	$860,295

ANALYSIS OF NET ASSETS
Accumulation period	$583,626	$722,677	$386,581	$326,158	$41,294	$216,182	$860,295
Annuity period	-	-	-	-	-	-	-
Total net assets	$583,626	$722,677	$386,581	$326,158	$41,294	$216,182	$860,295

Fair value per share (NAV)	$122.38	$67.14	$17.46	$26.10	$16.34	$13.53	$12.89
Shares outstanding in the Separate Account	4,769	10,764	22,141	12,496	2,527	15,978	66,741

(1) Investments in mutual fund shares, at cost	$425,635	$603,159	$413,659	$294,984	$32,603	$228,407	$947,001

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock High Yield V.I., Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Seligman Global Technology Fund, Class 1
ASSETS:
Investments at fair value (1)	$569,032	$99,821	$13,767	$417,612	$30,198	$290,571	$753,182
Receivable from the fund manager	9	2	1	13	1	9	29
Receivable from dividends	3,193	-	-	-	-	-	-
Total assets	572,234	99,823	13,768	417,625	30,199	290,580	753,211

LIABILITIES:
Payable to the Contracts	9	2	1	13	1	9	29
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	9	2	1	13	1	9	29

NET ASSETS	$572,225	$99,821	$13,767	$417,612	$30,198	$290,571	$753,182

ANALYSIS OF NET ASSETS
Accumulation period	$572,225	$99,821	$13,767	$417,612	$30,198	$290,571	$753,182
Annuity period	-	-	-	-	-	-	-
Total net assets	$572,225	$99,821	$13,767	$417,612	$30,198	$290,571	$753,182

Fair value per share (NAV)	$6.90	$31.56	$55.51	$46.54	$24.15	$25.47	$34.10
Shares outstanding in the Separate Account	82,468	3,163	248	8,973	1,250	11,408	22,087

(1) Investments in mutual fund shares, at cost	$588,939	$63,622	$8,471	$293,579	$29,113	$345,196	$518,915

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA US Large Value Portfolio	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class
ASSETS:
Investments at fair value (1)	$19,880	$173,390	$23,484	$28,991	$153,660	$41,131	$723
Receivable from the fund manager	-	3	-	-	2	1	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	19,880	173,393	23,484	28,991	153,662	41,132	723

LIABILITIES:
Payable to the Contracts	-	3	-	-	2	1	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	3	-	-	2	1	-

NET ASSETS	$19,880	$173,390	$23,484	$28,991	$153,660	$41,131	$723

ANALYSIS OF NET ASSETS
Accumulation period	$19,880	$173,390	$23,484	$28,991	$153,660	$41,131	$723
Annuity period	-	-	-	-	-	-	-
Total net assets	$19,880	$173,390	$23,484	$28,991	$153,660	$41,131	$723

Fair value per share (NAV)	$15.86	$16.35	$11.59	$13.65	$32.55	$8.61	$5.62
Shares outstanding in the Separate Account	1,253	10,605	2,026	2,124	4,721	4,777	129

(1) Investments in mutual fund shares, at cost	$15,366	$144,920	$25,253	$26,802	$119,993	$41,648	$702

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class	Empower High Yield Bond Fund, Class I
ASSETS:
Investments at fair value (1)	$260,441	$574,069	$425,356	$205,849	$24,694	$53,029	$198,220
Receivable from the fund manager	3	1,832	136	2	-	1	7
Receivable from dividends	-	-	-	-	-	-	-
Total assets	260,444	575,901	425,492	205,851	24,694	53,030	198,227

LIABILITIES:
Payable to the Contracts	3	1,832	136	2	-	1	7
Payable to the Company	207	-	-	-	-	-	-
Total liabilities	210	1,832	136	2	-	1	7

NET ASSETS	$260,234	$574,069	$425,356	$205,849	$24,694	$53,029	$198,220

ANALYSIS OF NET ASSETS
Accumulation period	$250,271	$574,069	$425,356	$205,849	$24,694	$53,029	$198,220
Annuity period	9,963	-	-	-	-	-	-
Total net assets	$260,234	$574,069	$425,356	$205,849	$24,694	$53,029	$198,220

Fair value per share (NAV)	$12.55	$9.19	$7.42	$9.54	$9.06	$6.68	$7.78
Shares outstanding in the Separate Account	20,752	62,467	57,326	21,577	2,726	7,939	25,478

(1) Investments in mutual fund shares, at cost	$299,673	$581,123	$425,432	$229,374	$29,016	$62,217	$198,908

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class
ASSETS:
Investments at fair value (1)	$7,768	$14,391	$403,816	$165,267	$414,167	$165,789	$320,508
Receivable from the fund manager	-	-	5	4	13	4	11
Receivable from dividends	-	-	-	-	-	-	-
Total assets	7,768	14,391	403,821	165,271	414,180	165,793	320,519

LIABILITIES:
Payable to the Contracts	-	-	5	4	13	4	11
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	5	4	13	4	11

NET ASSETS	$7,768	$14,391	$403,816	$165,267	$414,167	$165,789	$320,508

ANALYSIS OF NET ASSETS
Accumulation period	$7,768	$14,391	$403,816	$165,267	$414,167	$165,789	$320,508
Annuity period	-	-	-	-	-	-	-
Total net assets	$7,768	$14,391	$403,816	$165,267	$414,167	$165,789	$320,508

Fair value per share (NAV)	$8.91	$12.91	$12.44	$12.09	$10.32	$30.84	$10.23
Shares outstanding in the Separate Account	872	1,115	32,461	13,670	40,132	5,376	31,330

(1) Investments in mutual fund shares, at cost	$8,472	$15,193	$399,733	$159,317	$396,081	$125,574	$343,376

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L	Empower Moderate Profile Fund, Investor Class
ASSETS:
Investments at fair value (1)	$552,904	$221,830	$461,573	$4,679	$45,113	$8,398,103	$2,089,161
Receivable from the fund manager	18	7	8	-	1	27,730	3,452
Receivable from dividends	-	-	-	-	-	-	-
Total assets	552,922	221,837	461,581	4,679	45,114	8,425,833	2,092,613

LIABILITIES:
Payable to the Contracts	18	7	8	-	1	27,730	3,452
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	18	7	8	-	1	27,730	3,452

NET ASSETS	$552,904	$221,830	$461,573	$4,679	$45,113	$8,398,103	$2,089,161

ANALYSIS OF NET ASSETS
Accumulation period	$552,904	$221,830	$461,573	$4,679	$45,113	$8,398,103	$2,089,161
Annuity period	-	-	-	-	-	-	-
Total net assets	$552,904	$221,830	$461,573	$4,679	$45,113	$8,398,103	$2,089,161

Fair value per share (NAV)	$13.71	$10.49	$13.78	$10.62	$13.77	$11.25	$6.31
Shares outstanding in the Separate Account	40,329	21,147	33,496	441	3,276	746,498	331,087

(1) Investments in mutual fund shares, at cost	$589,383	$236,293	$467,968	$4,907	$43,056	$7,949,984	$2,265,055

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

     (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class
ASSETS:
Investments at fair value (1)	$716,923	$2,599,259	$688,491	$312,522	$110,235	$6,379,504	$881,034
Receivable from the fund manager	6	8,540	882	7	2	79	18
Receivable from dividends	-	-	-	-	-	-	-
Total assets	716,929	2,607,799	689,373	312,529	110,237	6,379,583	881,052

LIABILITIES:
Payable to the Contracts	6	8,540	882	7	2	79	18
Payable to the Company	-	-	-	-	-	606	-
Total liabilities	6	8,540	882	7	2	685	18

NET ASSETS	$716,923	$2,599,259	$688,491	$312,522	$110,235	$6,378,898	$881,034

ANALYSIS OF NET ASSETS
Accumulation period	$716,923	$2,599,259	$688,491	$312,522	$110,235	$6,349,680	$881,034
Annuity period	-	-	-	-	-	29,218	-
Total net assets	$716,923	$2,599,259	$688,491	$312,522	$110,235	$6,378,898	$881,034

Fair value per share (NAV)	$6.95	$9.43	$8.02	$12.95	$12.09	$37.62	$21.00
Shares outstanding in the Separate Account	103,154	275,637	85,847	24,133	9,118	169,577	41,954

(1) Investments in mutual fund shares, at cost	$767,977	$2,629,081	$698,125	$330,717	$114,310	$4,546,311	$738,058

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class
ASSETS:
Investments at fair value (1)	$1,093,736	$9,070,116	$1,279,699	$19,941	$280,621	$736,831	$478,167
Receivable from the fund manager	18	28,121	22	1	8	15	5
Receivable from dividends	-	-	-	-	-	-	-
Total assets	1,093,754	9,098,237	1,279,721	19,942	280,629	736,846	478,172

LIABILITIES:
Payable to the Contracts	18	28,121	22	1	8	15	5
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	18	28,121	22	1	8	15	5

NET ASSETS	$1,093,736	$9,070,116	$1,279,699	$19,941	$280,621	$736,831	$478,167

ANALYSIS OF NET ASSETS
Accumulation period	$1,093,736	$9,070,116	$1,279,699	$19,941	$280,621	$736,831	$478,167
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,093,736	$9,070,116	$1,279,699	$19,941	$280,621	$736,831	$478,167

Fair value per share (NAV)	$13.13	$10.49	$10.27	$10.61	$38.44	$37.65	$10.71
Shares outstanding in the Separate Account	83,301	864,644	124,606	1,879	7,300	19,571	44,647

(1) Investments in mutual fund shares, at cost	$1,074,701	$10,034,268	$1,296,655	$23,350	$194,716	$561,150	$531,963

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

       (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Initial Class
ASSETS:
Investments at fair value (1)	$105,063	$97,729	$3,518,115	$16,203	$1,841,603	$30,024	$37,265
Receivable from the fund manager	3	3	37	1	30	1	1
Receivable from dividends	-	-	-	-	-	-	-
Total assets	105,066	97,732	3,518,152	16,204	1,841,633	30,025	37,266

LIABILITIES:
Payable to the Contracts	3	3	37	1	30	1	1
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	3	3	37	1	30	1	1

NET ASSETS	$105,063	$97,729	$3,518,115	$16,203	$1,841,603	$30,024	$37,265

ANALYSIS OF NET ASSETS
Accumulation period	$105,063	$97,729	$3,518,115	$16,203	$1,841,603	$30,024	$37,265
Annuity period	-	-	-	-	-	-	-
Total net assets	$105,063	$97,729	$3,518,115	$16,203	$1,841,603	$30,024	$37,265

Fair value per share (NAV)	$5.64	$16.45	$23.69	$57.94	$1.00	$83.00	$96.94
Shares outstanding in the Separate Account	18,628	5,941	148,506	280	1,841,603	362	384

(1) Investments in mutual fund shares, at cost	$110,735	$90,157	$2,832,075	$9,860	$1,841,603	$14,230	$27,975

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

   (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio	Franklin Income VIP Fund, Class 4
ASSETS:
Investments at fair value (1)	$20,516	$84,018	$207,249	$12,398	$4,665	$5,909	$396,986
Receivable from the fund manager	1	3	6	-	-	-	13
Receivable from dividends	-	-	-	-	-	-	-
Total assets	20,517	84,021	207,255	12,398	4,665	5,909	396,999

LIABILITIES:
Payable to the Contracts	1	3	6	-	-	-	13
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	1	3	6	-	-	-	13

NET ASSETS	$20,516	$84,018	$207,249	$12,398	$4,665	$5,909	$396,986

ANALYSIS OF NET ASSETS
Accumulation period	$20,516	$84,018	$207,249	$12,398	$4,665	$5,909	$396,986
Annuity period	-	-	-	-	-	-	-
Total net assets	$20,516	$84,018	$207,249	$12,398	$4,665	$5,909	$396,986

Fair value per share (NAV)	$4.72	$569.52	$22.47	$10.98	$25.47	$13.58	$14.86
Shares outstanding in the Separate Account	4,347	147	9,223	1,129	183	435	26,715

(1) Investments in mutual fund shares, at cost	$23,538	$31,628	$168,829	$14,210	$5,226	$5,363	$420,407

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II
ASSETS:
Investments at fair value (1)	$14,163	$10,916	$93,093	$205,374	$31,273	$783,355	$470,654
Receivable from the fund manager	-	-	3	2	1	9	11
Receivable from dividends	-	-	-	-	-	-	-
Total assets	14,163	10,916	93,096	205,376	31,274	783,364	470,665

LIABILITIES:
Payable to the Contracts	-	-	3	2	1	9	11
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	3	2	1	9	11

NET ASSETS	$14,163	$10,916	$93,093	$205,374	$31,273	$783,355	$470,654

ANALYSIS OF NET ASSETS
Accumulation period	$14,163	$10,916	$93,093	$205,374	$31,273	$783,355	$470,654
Annuity period	-	-	-	-	-	-	-
Total net assets	$14,163	$10,916	$93,093	$205,374	$31,273	$783,355	$470,654

Fair value per share (NAV)	$8.88	$21.90	$1.96	$32.89	$13.05	$20.26	$28.49
Shares outstanding in the Separate Account	1,595	498	47,496	6,244	2,396	38,665	16,520

(1) Investments in mutual fund shares, at cost	$14,691	$9,937	$104,859	$212,811	$37,866	$769,567	$396,252

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Small Cap Equity Fund, Series II	Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Lord Abbett Series Fund Developing Growth Portfolio	LVIP American Century Inflation Protection Fund, Service Class
ASSETS:
Investments at fair value (1)	$16,718	$84,168	$6,217	$1,529,942	$825,686	$30,493	$71,656
Receivable from the fund manager	1	3	-	17	22	-	1
Receivable from dividends	-	-	-	-	-	-	-
Total assets	16,719	84,171	6,217	1,529,959	825,708	30,493	71,657

LIABILITIES:
Payable to the Contracts	1	3	-	17	22	-	1
Payable to the Company	-	-	-	428	-	-	-
Total liabilities	1	3	-	445	22	-	1

NET ASSETS	$16,718	$84,168	$6,217	$1,529,514	$825,686	$30,493	$71,656

ANALYSIS OF NET ASSETS
Accumulation period	$16,718	$84,168	$6,217	$1,508,885	$825,686	$30,493	$71,656
Annuity period	-	-	-	20,629	-	-	-
Total net assets	$16,718	$84,168	$6,217	$1,529,514	$825,686	$30,493	$71,656

Fair value per share (NAV)	$17.34	$10.87	$43.92	$54.39	$74.72	$29.23	$9.16
Shares outstanding in the Separate Account	964	7,743	142	28,129	11,050	1,043	7,819

(1) Investments in mutual fund shares, at cost	$16,215	$95,076	$5,373	$1,126,794	$816,874	$30,243	$79,877

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Service Class	LVIP Macquarie US REIT Fund, Service Class	Macquarie VIP Emerging Markets Series, Service Class	Macquarie VIP Energy Series, Service Class	Macquarie VIP Small Cap Value Series, Service Class
ASSETS:
Investments at fair value (1)	$334,391	$172,235	$3,408	$32,243	$27,814	$1,053	$173,312
Receivable from the fund manager	10	4	-	1	-	-	6
Receivable from dividends	-	-	-	-	-	-	-
Total assets	334,401	172,239	3,408	32,244	27,814	1,053	173,318

LIABILITIES:
Payable to the Contracts	10	4	-	1	-	-	6
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	10	4	-	1	-	-	6

NET ASSETS	$334,391	$172,235	$3,408	$32,243	$27,814	$1,053	$173,312

ANALYSIS OF NET ASSETS
Accumulation period	$334,391	$172,235	$3,408	$32,243	$27,814	$1,053	$173,312
Annuity period	-	-	-	-	-	-	-
Total net assets	$334,391	$172,235	$3,408	$32,243	$27,814	$1,053	$173,312

Fair value per share (NAV)	$19.68	$12.25	$21.40	$13.78	$22.51	$4.68	$40.25
Shares outstanding in the Separate Account	16,992	14,065	159	2,339	1,236	225	4,306

(1) Investments in mutual fund shares, at cost	$349,584	$170,061	$2,908	$29,250	$27,795	$1,129	$154,012

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Blended Research Core Equity Portfolio, Service Class	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS International Growth Portfolio, Service Class	MFS Technology Portfolio, Service Class	Neuberger Berman AMT Sustainable Equity Portfolio, Class S	NVIT Emerging Markets Fund, Class D	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class
ASSETS:
Investments at fair value (1)	$37,786	$20,766	$9,834	$1,296,837	$186,832	$4,601	$53,939
Receivable from the fund manager	-	1	-	34	6	-	2
Receivable from dividends	-	-	-	-	-	-	-
Total assets	37,786	20,767	9,834	1,296,871	186,838	4,601	53,941

LIABILITIES:
Payable to the Contracts	-	1	-	34	6	-	2
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	1	-	34	6	-	2

NET ASSETS	$37,786	$20,766	$9,834	$1,296,837	$186,832	$4,601	$53,939

ANALYSIS OF NET ASSETS
Accumulation period	$37,786	$20,766	$9,834	$1,296,837	$186,832	$4,601	$53,939
Annuity period	-	-	-	-	-	-	-
Total net assets	$37,786	$20,766	$9,834	$1,296,837	$186,832	$4,601	$53,939

Fair value per share (NAV)	$63.19	$9.77	$15.52	$37.81	$40.09	$10.80	$5.56
Shares outstanding in the Separate Account	598	2,126	634	34,299	4,660	426	9,701

(1) Investments in mutual fund shares, at cost	$31,376	$19,939	$10,290	$879,926	$128,980	$4,355	$68,886

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Putnam VT Core Equity Fund, Class IB	Putnam VT Focused International Equity Fund, Class IB
ASSETS:
Investments at fair value (1)	$3,600	$23,256	$4,809	$103,075	$198,773	$30,570	$6,163
Receivable from the fund manager	-	-	-	2	2	1	-
Receivable from dividends	-	-	-	-	-	-	-
Total assets	3,600	23,256	4,809	103,077	198,775	30,571	6,163

LIABILITIES:
Payable to the Contracts	-	-	-	2	2	1	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	-	2	2	1	-

NET ASSETS	$3,600	$23,256	$4,809	$103,075	$198,773	$30,570	$6,163

ANALYSIS OF NET ASSETS
Accumulation period	$3,600	$23,256	$4,809	$103,075	$198,773	$30,570	$6,163
Annuity period	-	-	-	-	-	-	-
Total net assets	$3,600	$23,256	$4,809	$103,075	$198,773	$30,570	$6,163

Fair value per share (NAV)	$7.27	$9.64	$11.51	$10.32	$9.04	$22.41	$14.49
Shares outstanding in the Separate Account	495	2,412	418	9,988	21,988	1,364	425

(1) Investments in mutual fund shares, at cost	$5,089	$24,727	$5,142	$102,775	$213,408	$25,392	$6,699

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT International Equity Fund, Class IB	Putnam VT Large Cap Growth Fund, Class IB	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB	T. Rowe Price Blue Chip Growth Portfolio, Class II
ASSETS:
Investments at fair value (1)	$18,124	$690,995	$59,698	$2,987	$16,891	$50,717	$3,848,205
Receivable from the fund manager	-	20	2	-	1	1	68
Receivable from dividends	-	-	-	-	-	-	-
Total assets	18,124	691,015	59,700	2,987	16,892	50,718	3,848,273

LIABILITIES:
Payable to the Contracts	-	20	2	-	1	1	68
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	20	2	-	1	1	68

NET ASSETS	$18,124	$690,995	$59,698	$2,987	$16,891	$50,717	$3,848,205

ANALYSIS OF NET ASSETS
Accumulation period	$18,124	$690,995	$59,698	$2,987	$16,891	$50,717	$3,848,205
Annuity period	-	-	-	-	-	-	-
Total net assets	$18,124	$690,995	$59,698	$2,987	$16,891	$50,717	$3,848,205

Fair value per share (NAV)	$15.39	$17.20	$32.42	$6.20	$21.46	$11.47	$56.35
Shares outstanding in the Separate Account	1,178	40,174	1,841	482	787	4,422	68,291

(1) Investments in mutual fund shares, at cost	$17,616	$507,467	$45,173	$2,903	$13,866	$51,744	$2,882,616

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	T. Rowe Price Health Sciences Portfolio, Class II	VanEck VIP Global Resources Fund
ASSETS:
Investments at fair value (1)	$499,014	$51,514
Receivable from the fund manager	14	1
Receivable from dividends	-	-
Total assets	499,028	51,515

LIABILITIES:
Payable to the Contracts	14	1
Payable to the Company	-	-
Total liabilities	14	1

NET ASSETS	$499,014	$51,514

ANALYSIS OF NET ASSETS
Accumulation period	$499,014	$51,514
Annuity period	-	-
Total net assets	$499,014	$51,514

Fair value per share (NAV)	$47.62	$24.05
Shares outstanding in the Separate Account	10,479	2,142

(1) Investments in mutual fund shares, at cost	$564,097	$43,745

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III	American Funds IS Capital World Growth and Income Fund, Class 4
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$157	$2,404	$8,540	$6,138

EXPENSES:
Mortality and expense risk	2,841	1,905	129	569	978	1,213	6,237
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	2,841	1,905	129	569	978	1,213	6,237

NET INVESTMENT INCOME (LOSS)	(2,841)	(1,905)	(129)	(412)	1,426	7,327	(99)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,234	35,714	(37)	(324)	19,168	3,291	9,161
Capital gain distributions	-	-	-	-	1,933	-	-

Net realized gain (loss) on investments	1,234	35,714	(37)	(324)	21,101	3,291	9,161

Change in net unrealized appreciation (depreciation) on investments	76,530	5,771	1,779	3,304	5,130	5,922	56,300

Net realized and unrealized gain (loss) on investments	77,764	41,485	1,742	2,980	26,231	9,213	65,461

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$74,923	$39,580	$1,613	$2,568	$27,657	$16,540	$65,362

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III
INVESTMENT INCOME:
Dividend income	$2,290	$6,644	$4,030	$3,883	$647	$4,496	$12,714

EXPENSES:
Mortality and expense risk	15,081	8,608	3,357	3,895	829	525	10,971
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	15,081	8,608	3,357	3,895	829	525	10,971

NET INVESTMENT INCOME (LOSS)	(12,791)	(1,964)	673	(12)	(182)	3,971	1,743

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	335,371	(547)	(1,369)	541	12,516	(13)	454
Capital gain distributions	36,192	35,625	-	1,529	504	12,068	69,668

Net realized gain (loss) on investments	371,563	35,078	(1,369)	2,070	13,020	12,055	70,122

Change in net unrealized appreciation (depreciation) on investments	(26,299)	114,468	10,000	13,714	(59)	5,537	11,382

Net realized and unrealized gain (loss) on investments	345,264	149,546	8,631	15,784	12,961	17,592	81,504

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$332,473	$147,582	$9,304	$15,772	$12,779	$21,563	$83,247

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock High Yield V.I., Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$40,364	$-	$68	$276	$-	$120	$-

EXPENSES:
Mortality and expense risk	3,891	725	182	792	5,378	485	3,604
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	3,891	725	182	792	5,378	485	3,604

NET INVESTMENT INCOME (LOSS)	36,473	(725)	(114)	(516)	(5,378)	(365)	(3,604)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(4,661)	291	74	21,053	67,591	3,771	(13,553)
Capital gain distributions	-	-	81	4,941	19,325	708	10,649

Net realized gain (loss) on investments	(4,661)	291	155	25,994	86,916	4,479	(2,904)

Change in net unrealized appreciation (depreciation) on investments	9,687	20,017	2,547	(15,393)	26,250	(1,788)	12,877

Net realized and unrealized gain (loss) on investments	5,026	20,308	2,702	10,601	113,166	2,691	9,973

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,499	$19,583	$2,588	$10,085	$107,788	$2,326	$6,369

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Seligman Global Technology Fund, Class 1	Delaware VIP International Series, Service Class	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA US Large Value Portfolio
INVESTMENT INCOME:
Dividend income	$-	$305	$364	$4,643	$777	$1,115	$3,126

EXPENSES:
Mortality and expense risk	9,547	59	108	945	123	153	844
Investment advisory expenses	-	-	-	-	144	145	1,012
Total expenses	9,547	59	108	945	267	298	1,856

NET INVESTMENT INCOME (LOSS)	(9,547)	246	256	3,698	510	817	1,270

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	5,366	(1,622)	521	1,785	(8)	44	2,467
Capital gain distributions	44,338	-	230	992	607	575	15,748

Net realized gain (loss) on investments	49,704	(1,622)	751	2,777	599	619	18,215

Change in net unrealized appreciation (depreciation) on investments	112,013	1,596	1,609	11,799	(564)	5	(2,478)

Net realized and unrealized gain (loss) on investments	161,717	(26)	2,360	14,576	35	624	15,737

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$152,170	$220	$2,616	$18,274	$545	$1,441	$17,007

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	DWS Capital Growth VIP, Class B	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$-	$11,019	$22	$53	$6,160	$11,961	$13,120

EXPENSES:
Mortality and expense risk	812	1,155	302	57	1,137	6,429	4,289
Investment advisory expenses	-	-	-	-	1,521	162	-
Total expenses	812	1,155	302	57	2,658	6,591	4,289

NET INVESTMENT INCOME (LOSS)	(812)	9,864	(280)	(4)	3,502	5,370	8,831

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	39,644	(9,197)	676	(1,435)	(21,979)	(166)	(25,208)
Capital gain distributions	11,771	-	33	99	-	6,208	7,082

Net realized gain (loss) on investments	51,415	(9,197)	709	(1,336)	(21,979)	6,042	(18,126)

Change in net unrealized appreciation (depreciation) on investments	(28,525)	7,935	3,368	1,546	16,254	9,659	32,415

Net realized and unrealized gain (loss) on investments	22,890	(1,262)	4,077	210	(5,725)	15,701	14,289

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,078	$8,602	$3,797	$206	$(2,223)	$21,071	$23,120

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower High Yield Bond Fund, Class I	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$6,447	$333	$1,389	$40,256	$7,978	$270	$260

EXPENSES:
Mortality and expense risk	608	68	1,218	5,205	2,748	102	412
Investment advisory expenses	-	29	229	138	-	35	78
Total expenses	608	97	1,447	5,343	2,748	137	490

NET INVESTMENT INCOME (LOSS)	5,839	236	(58)	34,913	5,230	133	(230)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(110)	(994)	(26,640)	-	(485)	(2,001)	2,741
Capital gain distributions	-	-	-	-	-	-	228

Net realized gain (loss) on investments	(110)	(994)	(26,640)	-	(485)	(2,001)	2,969

Change in net unrealized appreciation (depreciation) on investments	(3,238)	3,753	25,703	-	9,160	1,894	1,833

Net realized and unrealized gain (loss) on investments	(3,348)	2,759	(937)	-	8,675	(107)	4,802

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,491	$2,995	$(995)	$34,913	$13,905	$26	$4,572

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$8,486	$2,795	$-	$116	$9,082	$13,243	$6,128

EXPENSES:
Mortality and expense risk	3,571	2,024	4,747	1,877	3,802	6,563	2,736
Investment advisory expenses	1,818	-	-	-	-	-	-
Total expenses	5,389	2,024	4,747	1,877	3,802	6,563	2,736

NET INVESTMENT INCOME (LOSS)	3,097	771	(4,747)	(1,761)	5,280	6,680	3,392

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	58,918	18,632	(4,445)	23,974	(269)	(471)	(1,305)
Capital gain distributions	515	5,179	36,979	6,248	3,415	12,960	5,785

Net realized gain (loss) on investments	59,433	23,811	32,534	30,222	3,146	12,489	4,480

Change in net unrealized appreciation (depreciation) on investments	(32,790)	(11,146)	60,319	(1,980)	8,760	12,383	7,051

Net realized and unrealized gain (loss) on investments	26,643	12,665	92,853	28,242	11,906	24,872	11,531

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,740	$13,436	$88,106	$26,481	$17,186	$31,552	$14,923

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L
INVESTMENT INCOME:
Dividend income	$9,712	$120	$3,266	$101,482	$63,775	$21,468	$53,686

EXPENSES:
Mortality and expense risk	2,735	72	821	109,830	31,743	2,129	14,023
Investment advisory expenses	-	-	-	4,774	-	-	8,582
Total expenses	2,735	72	821	114,604	31,743	2,129	22,605

NET INVESTMENT INCOME (LOSS)	6,977	48	2,445	(13,122)	32,032	19,339	31,081

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	80	(13)	6,741	210,448	(61,417)	(10,305)	(12,878)
Capital gain distributions	16,831	187	471	207,987	98,037	20,917	40,389

Net realized gain (loss) on investments	16,911	174	7,212	418,435	36,620	10,612	27,511

Change in net unrealized appreciation (depreciation) on investments	12,480	379	658	238,101	128,437	28,915	92,452

Net realized and unrealized gain (loss) on investments	29,391	553	7,870	656,536	165,057	39,527	119,963

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,368	$601	$10,315	$643,414	$197,089	$58,866	$151,044

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L
INVESTMENT INCOME:
Dividend income	$20,067	$11,109	$2,907	$34,396	$9,371	$8,335	$222,801

EXPENSES:
Mortality and expense risk	4,966	2,985	970	41,831	10,801	10,357	96,131
Investment advisory expenses	4,714	-	-	6,983	771	910	2,256
Total expenses	9,680	2,985	970	48,814	11,572	11,267	98,387

NET INVESTMENT INCOME (LOSS)	10,387	8,124	1,937	(14,418)	(2,201)	(2,932)	124,414

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(22,087)	(5,124)	(5,335)	1,223,216	238,651	32,850	(177,040)
Capital gain distributions	12,320	-	4,219	28,746	19,296	43,464	581,548

Net realized gain (loss) on investments	(9,767)	(5,124)	(1,116)	1,251,962	257,947	76,314	404,508

Change in net unrealized appreciation (depreciation) on investments	36,486	10,270	6,976	388,149	(75,124)	38,462	112,297

Net realized and unrealized gain (loss) on investments	26,719	5,146	5,860	1,640,111	182,823	114,776	516,805

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,106	$13,270	$7,797	$1,625,693	$180,622	$111,844	$641,219

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager Portfolio, Initial Class
INVESTMENT INCOME:
Dividend income	$54,375	$86	$-	$-	$12,742	$5,547	$2,395

EXPENSES:
Mortality and expense risk	7,960	282	2,807	5,945	1,870	986	1,473
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	7,960	282	2,807	5,945	1,870	986	1,473

NET INVESTMENT INCOME (LOSS)	46,415	(196)	(2,807)	(5,945)	10,872	4,561	922

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	554	(896)	12,185	63,777	(1,941)	(614)	4,404
Capital gain distributions	-	1,276	2,987	26,209	-	-	720

Net realized gain (loss) on investments	554	380	15,172	89,986	(1,941)	(614)	5,124

Change in net unrealized appreciation (depreciation) on investments	(2,000)	1,848	3,426	(21,063)	(7,173)	1,074	2,277

Net realized and unrealized gain (loss) on investments	(1,446)	2,228	18,598	68,923	(9,114)	460	7,401

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,969	$2,032	$15,791	$62,978	$1,758	$5,021	$8,323

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class
INVESTMENT INCOME:
Dividend income	$57,966	$28	$51,694	$-	$-	$1,209	$1,333

EXPENSES:
Mortality and expense risk	13,085	209	6,794	385	489	281	2,083
Investment advisory expenses	-	-	140	-	-	-	-
Total expenses	13,085	209	6,934	385	489	281	2,083

NET INVESTMENT INCOME (LOSS)	44,881	(181)	44,760	(385)	(489)	928	(750)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	57,660	110	-	1,785	554	(95)	96,056
Capital gain distributions	109,966	1,814	-	-	7,791	-	48

Net realized gain (loss) on investments	167,626	1,924	-	1,785	8,345	(95)	96,104

Change in net unrealized appreciation (depreciation) on investments	264,169	2,180	-	7,062	543	606	(63,225)

Net realized and unrealized gain (loss) on investments	431,795	4,104	-	8,847	8,888	511	32,879

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$476,676	$3,923	$44,760	$8,462	$8,399	$1,439	$32,129

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio	Franklin Income VIP Fund, Class 4	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares
INVESTMENT INCOME:
Dividend income	$1,248	$434	$79	$140	$21,895	$365	$44

EXPENSES:
Mortality and expense risk	2,290	174	68	172	5,692	161	120
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	2,290	174	68	172	5,692	161	120

NET INVESTMENT INCOME (LOSS)	(1,042)	260	11	(32)	16,203	204	(76)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,489	(23)	(3)	389	(27,163)	(399)	26
Capital gain distributions	-	-	220	49	1,825	-	1,429

Net realized gain (loss) on investments	2,489	(23)	217	438	(25,338)	(399)	1,455

Change in net unrealized appreciation (depreciation) on investments	12,263	(191)	(67)	361	35,029	589	907

Net realized and unrealized gain (loss) on investments	14,752	(214)	150	799	9,691	190	2,362

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,710	$46	$161	$767	$25,894	$394	$2,286

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco Oppenheimer V.I. International Growth Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Janus Henderson Flexible Bond Portfolio, Service Shares
INVESTMENT INCOME:
Dividend income	$351	$3,289	$787	$9,299	$-	$-	$8,007

EXPENSES:
Mortality and expense risk	1,185	938	301	3,559	4,000	188	3,093
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	1,185	938	301	3,559	4,000	188	3,093

NET INVESTMENT INCOME (LOSS)	(834)	2,351	486	5,740	(4,000)	(188)	4,914

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(58)	(226)	(1,362)	(5,816)	11,591	(10)	(60,144)
Capital gain distributions	6,239	1,139	-	47,814	17,201	815	-

Net realized gain (loss) on investments	6,181	913	(1,362)	41,998	28,792	805	(60,144)

Change in net unrealized appreciation (depreciation) on investments	(8,217)	(3,411)	(303)	64,378	27,543	1,744	64,686

Net realized and unrealized gain (loss) on investments	(2,036)	(2,498)	(1,665)	106,376	56,335	2,549	4,542

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,870)	$(147)	$(1,179)	$112,116	$52,335	$2,361	$9,456

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Lord Abbett Series Fund Developing Growth Portfolio	LVIP American Century Inflation Protection Fund, Service Class	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Service Class
INVESTMENT INCOME:
Dividend income	$88	$26,060	$5,298	$46	$2,836	$8,500	$5,956

EXPENSES:
Mortality and expense risk	90	6,066	8,182	72	786	4,294	2,465
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	90	6,066	8,182	72	786	4,294	2,465

NET INVESTMENT INCOME (LOSS)	(2)	19,994	(2,884)	(26)	2,050	4,206	3,491

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	18	11,643	8,547	7	(8,618)	(1,574)	16,292
Capital gain distributions	-	-	37,253	-	-	18,320	14,368

Net realized gain (loss) on investments	18	11,643	45,800	7	(8,618)	16,746	30,660

Change in net unrealized appreciation (depreciation) on investments	246	168,293	74,459	5,491	7,075	7,231	(9,769)

Net realized and unrealized gain (loss) on investments	264	179,936	120,259	5,498	(1,543)	23,977	20,891

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$262	$199,930	$117,375	$5,472	$507	$28,183	$24,382

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP JPMorgan Small Cap Core Fund, Service Class	LVIP Macquarie US REIT Fund, Service Class	Macquarie VIP Emerging Markets Series, Service Class	Macquarie VIP Energy Series, Service Class	Macquarie VIP International Core Equity Series, Service Class	Macquarie VIP Small Cap Value Series, Service Class	MFS Blended Research Core Equity Portfolio, Service Class
INVESTMENT INCOME:
Dividend income	$23	$913	$1,053	$265	$195	$1,645	$284

EXPENSES:
Mortality and expense risk	177	487	286	55	124	2,015	220
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	177	487	286	55	124	2,015	220

NET INVESTMENT INCOME (LOSS)	(154)	426	767	210	71	(370)	64

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	6,120	1,881	(7,470)	3,995	(141)	178	5,568
Capital gain distributions	52	-	-	-	35	6,178	2,533

Net realized gain (loss) on investments	6,172	1,881	(7,470)	3,995	(106)	6,356	8,101

Change in net unrealized appreciation (depreciation) on investments	(3,393)	690	10,318	(3,975)	-	9,281	3,573

Net realized and unrealized gain (loss) on investments	2,779	2,571	2,848	20	(106)	15,637	11,674

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,625	$2,997	$3,615	$230	$(35)	$15,267	$11,738

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS International Growth Portfolio, Service Class	MFS Technology Portfolio, Service Class	Neuberger Berman AMT Sustainable Equity Portfolio, Class S	NVIT Emerging Markets Fund, Class D	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class
INVESTMENT INCOME:
Dividend income	$158	$81	$-	$-	$62	$1,204	$99

EXPENSES:
Mortality and expense risk	315	118	12,334	2,090	65	786	45
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	315	118	12,334	2,090	65	786	45

NET INVESTMENT INCOME (LOSS)	(157)	(37)	(12,334)	(2,090)	(3)	418	54

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(4,194)	(9)	166,089	985	4	(11,319)	(19)
Capital gain distributions	173	32	13,186	8,497	-	-	-

Net realized gain (loss) on investments	(4,021)	23	179,275	9,482	4	(11,319)	(19)

Change in net unrealized appreciation (depreciation) on investments	4,726	697	219,142	28,986	197	12,308	(315)

Net realized and unrealized gain (loss) on investments	705	720	398,417	38,468	201	989	(334)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$548	$683	$386,083	$36,378	$198	$1,407	$(280)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Putnam VT Core Equity Fund, Class IB	Putnam VT Focused International Equity Fund, Class IB	Putnam VT Income Fund, Class IB
INVESTMENT INCOME:
Dividend income	$5,221	$398	$4,086	$11,614	$172	$101	$-

EXPENSES:
Mortality and expense risk	698	184	612	1,613	346	76	24
Investment advisory expenses	1,047	-	68	1,285	-	-	-
Total expenses	1,745	184	680	2,898	346	76	24

NET INVESTMENT INCOME (LOSS)	3,476	214	3,406	8,716	(174)	25	(24)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(21,973)	(6,554)	(303)	(85,007)	235	(24)	(2,533)
Capital gain distributions	-	-	-	-	1,570	-	-

Net realized gain (loss) on investments	(21,973)	(6,554)	(303)	(85,007)	1,805	(24)	(2,533)

Change in net unrealized appreciation (depreciation) on investments	20,892	6,177	1,032	77,830	4,751	123	2,478

Net realized and unrealized gain (loss) on investments	(1,081)	(377)	729	(7,177)	6,556	99	(55)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,395	$(163)	$4,135	$1,539	$6,382	$124	$(79)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT International Equity Fund, Class IB	Putnam VT Large Cap Growth Fund, Class IB	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB	T. Rowe Price Blue Chip Growth Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$392	$-	$625	$193	$-	$458	$-

EXPENSES:
Mortality and expense risk	114	7,648	695	36	225	397	25,336
Investment advisory expenses	-	-	-	-	-	-	467
Total expenses	114	7,648	695	36	225	397	25,803

NET INVESTMENT INCOME (LOSS)	278	(7,648)	(70)	157	(225)	61	(25,803)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	22	102,880	188	1	2,097	(377)	366,995
Capital gain distributions	-	33,251	2,542	-	-	2,224	164,789

Net realized gain (loss) on investments	22	136,131	2,730	1	2,097	1,847	531,784

Change in net unrealized appreciation (depreciation) on investments	107	67,005	6,323	(57)	2,975	609	632,454

Net realized and unrealized gain (loss) on investments	129	203,136	9,053	(56)	5,072	2,456	1,164,238

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$407	$195,488	$8,983	$101	$4,847	$2,517	$1,138,435

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	T. Rowe Price Health Sciences Portfolio, Class II	VanEck VIP Global Resources Fund
INVESTMENT INCOME:
Dividend income	$-	$1,708

EXPENSES:
Mortality and expense risk	6,415	607
Investment advisory expenses	-	272
Total expenses	6,415	879

NET INVESTMENT INCOME (LOSS)	(6,415)	829

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	36,809	7,518
Capital gain distributions	46,940	-

Net realized gain (loss) on investments	83,749	7,518

Change in net unrealized appreciation (depreciation) on investments	(65,902)	(9,552)

Net realized and unrealized gain (loss) on investments	17,847	(2,034)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,432	$(1,205)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III	American Funds IS Capital World Growth and Income Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,841)	$(1,905)	$(129)	$(412)	$1,426	$7,327	$(99)
Net realized gain (loss) on investments	1,234	35,714	(37)	(324)	21,101	3,291	9,161
Change in net unrealized appreciation (depreciation) on investments	76,530	5,771	1,779	3,304	5,130	5,922	56,300

Net increase (decrease) in net assets resulting from operations	74,923	39,580	1,613	2,568	27,657	16,540	65,362

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	(5)	(8)	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	(126,884)	(239)	1	(36,119)	(24,414)	(416,763)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	-	(126,889)	(247)	1	(36,119)	(24,414)	(416,763)

Total increase (decrease) in net assets	74,923	(87,309)	1,366	2,569	(8,462)	(7,874)	(351,401)

NET ASSETS:
Beginning of period	162,678	162,088	8,325	38,727	76,797	112,656	697,897

End of period	$237,601	$74,779	$9,691	$41,296	$68,335	$104,782	$346,496

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(12,791)	$(1,964)	$673	$(12)	$(182)	$3,971	$1,743
Net realized gain (loss) on investments	371,563	35,078	(1,369)	2,070	13,020	12,055	70,122
Change in net unrealized appreciation (depreciation) on investments	(26,299)	114,468	10,000	13,714	(59)	5,537	11,382

Net increase (decrease) in net assets resulting from operations	332,473	147,582	9,304	15,772	12,779	21,563	83,247

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,200,255)	(242,889)	(22,990)	(266)	(72,658)	-	(287,962)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,200,255)	(242,889)	(22,990)	(266)	(72,658)	-	(287,962)

Total increase (decrease) in net assets	(867,782)	(95,307)	(13,686)	15,506	(59,879)	21,563	(204,715)

NET ASSETS:
Beginning of period	1,451,408	817,984	400,267	310,652	101,173	194,619	1,065,010

End of period	$583,626	$722,677	$386,581	$326,158	$41,294	$216,182	$860,295

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock High Yield V.I., Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$36,473	$(725)	$(114)	$(516)	$(5,378)	$(365)	$(3,604)
Net realized gain (loss) on investments	(4,661)	291	155	25,994	86,916	4,479	(2,904)
Change in net unrealized appreciation (depreciation) on investments	9,687	20,017	2,547	(15,393)	26,250	(1,788)	12,877

Net increase (decrease) in net assets resulting from operations	41,499	19,583	2,588	10,085	107,788	2,326	6,369

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	(4)	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(100,979)	-	-	(100,658)	(129,922)	(31,113)	(116,732)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(100,979)	-	(4)	(100,658)	(129,922)	(31,113)	(116,732)

Total increase (decrease) in net assets	(59,480)	19,583	2,584	(90,573)	(22,134)	(28,787)	(110,363)

NET ASSETS:
Beginning of period	631,705	80,238	11,183	90,573	439,746	58,985	400,934

End of period	$572,225	$99,821	$13,767	$-	$417,612	$30,198	$290,571

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Seligman Global Technology Fund, Class 1	Delaware VIP International Series, Service Class	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA US Large Value Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(9,547)	$246	$256	$3,698	$510	$817	$1,270
Net realized gain (loss) on investments	49,704	(1,622)	751	2,777	599	619	18,215
Change in net unrealized appreciation (depreciation) on investments	112,013	1,596	1,609	11,799	(564)	5	(2,478)

Net increase (decrease) in net assets resulting from operations	152,170	220	2,616	18,274	545	1,441	17,007

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(100)	-	-	-	-	-	-
Contract owners' benefits	-	-	(1,155)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(5,057)	(15,250)	(1,153)	(9,575)	1,912	1,640	(2,833)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(5,157)	(15,250)	(2,308)	(9,575)	1,912	1,640	(2,833)

Total increase (decrease) in net assets	147,013	(15,030)	308	8,699	2,457	3,081	14,174

NET ASSETS:
Beginning of period	606,169	15,030	19,572	164,691	21,027	25,910	139,486

End of period	$753,182	$-	$19,880	$173,390	$23,484	$28,991	$153,660

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	DWS Capital Growth VIP, Class B	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(812)	$9,864	$(280)	$(4)	$3,502	$5,370	$8,831
Net realized gain (loss) on investments	51,415	(9,197)	709	(1,336)	(21,979)	6,042	(18,126)
Change in net unrealized appreciation (depreciation) on investments	(28,525)	7,935	3,368	1,546	16,254	9,659	32,415

Net increase (decrease) in net assets resulting from operations	22,078	8,602	3,797	206	(2,223)	21,071	23,120

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	(691)	-	-
Net transfers (to) from the Company and/or Subaccounts	(158,790)	(195,803)	(49,880)	(8,104)	(110,468)	(39,107)	(340,185)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	293	-	-

Increase (decrease) in net assets resulting from Contract transactions	(158,790)	(195,803)	(49,880)	(8,104)	(110,866)	(39,107)	(340,185)

Total increase (decrease) in net assets	(136,712)	(187,201)	(46,083)	(7,898)	(113,089)	(18,036)	(317,065)

NET ASSETS:
Beginning of period	136,712	228,332	46,806	7,898	373,323	592,105	742,421

End of period	$-	$41,131	$723	$-	$260,234	$574,069	$425,356

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower High Yield Bond Fund, Class I	Empower Inflation- Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,839	$236	$(58)	$34,913	$5,230	$133	$(230)
Net realized gain (loss) on investments	(110)	(994)	(26,640)	-	(485)	(2,001)	2,969
Change in net unrealized appreciation (depreciation) on investments	(3,238)	3,753	25,703	-	9,160	1,894	1,833

Net increase (decrease) in net assets resulting from operations	2,491	2,995	(995)	34,913	13,905	26	4,572

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	(255,546)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	1,731	(16,342)	(154,579)	(1,503,801)	(83,148)	(19,641)	(79,552)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	1,731	(16,342)	(154,579)	(1,759,347)	(83,148)	(19,641)	(79,552)

Total increase (decrease) in net assets	4,222	(13,347)	(155,574)	(1,724,434)	(69,243)	(19,615)	(74,980)

NET ASSETS:
Beginning of period	201,627	38,041	208,603	1,724,434	267,463	27,383	89,371

End of period	$205,849	$24,694	$53,029	$-	$198,220	$7,768	$14,391

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,097	$771	$(4,747)	$(1,761)	$5,280	$6,680	$3,392
Net realized gain (loss) on investments	59,433	23,811	32,534	30,222	3,146	12,489	4,480
Change in net unrealized appreciation (depreciation) on investments	(32,790)	(11,146)	60,319	(1,980)	8,760	12,383	7,051

Net increase (decrease) in net assets resulting from operations	29,740	13,436	88,106	26,481	17,186	31,552	14,923

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,100	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(475,858)	(133,344)	(120,525)	(71,229)	(1)	(1,703)	(19,085)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(474,758)	(133,344)	(120,525)	(71,229)	(1)	(1,703)	(19,085)

Total increase (decrease) in net assets	(445,018)	(119,908)	(32,419)	(44,748)	17,185	29,849	(4,162)

NET ASSETS:
Beginning of period	848,834	285,175	446,586	210,537	303,323	523,055	225,992

End of period	$403,816	$165,267	$414,167	$165,789	$320,508	$552,904	$221,830

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,977	$48	$2,445	$(13,122)	$32,032	$19,339	$31,081
Net realized gain (loss) on investments	16,911	174	7,212	418,435	36,620	10,612	27,511
Change in net unrealized appreciation (depreciation) on investments	12,480	379	658	238,101	128,437	28,915	92,452

Net increase (decrease) in net assets resulting from operations	36,368	601	10,315	643,414	197,089	58,866	151,044

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,773)	(2,773)	(54,396)	(2,504,841)	(957,884)	(64,653)	(622,601)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,773)	(2,773)	(54,396)	(2,504,841)	(957,884)	(64,653)	(622,601)

Total increase (decrease) in net assets	34,595	(2,172)	(44,081)	(1,861,427)	(760,795)	(5,787)	(471,557)

NET ASSETS:
Beginning of period	426,978	6,851	89,194	10,259,530	2,849,956	722,710	3,070,816

End of period	$461,573	$4,679	$45,113	$8,398,103	$2,089,161	$716,923	$2,599,259

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,387	$8,124	$1,937	$(14,418)	$(2,201)	$(2,932)	$124,414
Net realized gain (loss) on investments	(9,767)	(5,124)	(1,116)	1,251,962	257,947	76,314	404,508
Change in net unrealized appreciation (depreciation) on investments	36,486	10,270	6,976	388,149	(75,124)	38,462	112,297

Net increase (decrease) in net assets resulting from operations	37,106	13,270	7,797	1,625,693	180,622	111,844	641,219

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	600	300	1,100	1,100	1,850	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	(2,341)	(432)	(665)	-
Net transfers (to) from the Company and/or Subaccounts	(177,367)	(147,316)	(51,528)	(3,625,417)	(1,068,958)	(821,547)	(2,140,719)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	581	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(177,367)	(146,716)	(51,228)	(3,626,077)	(1,068,290)	(820,362)	(2,140,719)

Total increase (decrease) in net assets	(140,261)	(133,446)	(43,431)	(2,000,384)	(887,668)	(708,518)	(1,499,500)

NET ASSETS:
Beginning of period	828,752	445,968	153,666	8,379,282	1,768,702	1,802,254	10,569,616

End of period	$688,491	$312,522	$110,235	$6,378,898	$881,034	$1,093,736	$9,070,116

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$46,415	$(196)	$(2,807)	$(5,945)	$10,872	$4,561	$922
Net realized gain (loss) on investments	554	380	15,172	89,986	(1,941)	(614)	5,124
Change in net unrealized appreciation (depreciation) on investments	(2,000)	1,848	3,426	(21,063)	(7,173)	1,074	2,277

Net increase (decrease) in net assets resulting from operations	44,969	2,032	15,791	62,978	1,758	5,021	8,323

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	600	-	-	-
Contract maintenance charges	-	-	-	-	-	-	(47)
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(41,782)	(12,033)	(101,539)	(245,303)	(18,877)	(4,058)	(38,874)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(41,782)	(12,033)	(101,539)	(244,703)	(18,877)	(4,058)	(38,921)

Total increase (decrease) in net assets	3,187	(10,001)	(85,748)	(181,725)	(17,119)	963	(30,598)

NET ASSETS:
Beginning of period	1,276,512	29,942	366,369	918,556	495,286	104,100	128,327

End of period	$1,279,699	$19,941	$280,621	$736,831	$478,167	$105,063	$97,729

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$44,881	$(181)	$44,760	$(385)	$(489)	$928	$(750)
Net realized gain (loss) on investments	167,626	1,924	-	1,785	8,345	(95)	96,104
Change in net unrealized appreciation (depreciation) on investments	264,169	2,180	-	7,062	543	606	(63,225)

Net increase (decrease) in net assets resulting from operations	476,676	3,923	44,760	8,462	8,399	1,439	32,129

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	(2)	-	(5)	(9)	(5)
Contract owners' benefits	(1,615)	-	(322,279)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(259,960)	(1)	2,090,488	(2,398)	(539)	(247)	(129,475)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(261,575)	(1)	1,768,207	(2,398)	(544)	(256)	(129,480)

Total increase (decrease) in net assets	215,101	3,922	1,812,967	6,064	7,855	1,183	(97,351)

NET ASSETS:
Beginning of period	3,303,014	12,281	28,636	23,960	29,410	19,333	181,369

End of period	$3,518,115	$16,203	$1,841,603	$30,024	$37,265	$20,516	$84,018

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio	Franklin Income VIP Fund, Class 4	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,042)	$260	$11	$(32)	$16,203	$204	$(76)
Net realized gain (loss) on investments	2,489	(23)	217	438	(25,338)	(399)	1,455
Change in net unrealized appreciation (depreciation) on investments	12,263	(191)	(67)	361	35,029	589	907

Net increase (decrease) in net assets resulting from operations	13,710	46	161	767	25,894	394	2,286

CONTRACT TRANSACTIONS:
Contract owners' net payments	750	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(6,534)	(1)	-	(42,532)	(300,001)	(16,090)	(1)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(5,784)	(1)	-	(42,532)	(300,001)	(16,090)	(1)

Total increase (decrease) in net assets	7,926	45	161	(41,765)	(274,107)	(15,696)	2,285

NET ASSETS:
Beginning of period	199,323	12,353	4,504	47,674	671,093	29,859	8,631

End of period	$207,249	$12,398	$4,665	$5,909	$396,986	$14,163	$10,916

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco Oppenheimer V.I. International Growth Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Janus Henderson Flexible Bond Portfolio, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(834)	$2,351	$486	$5,740	$(4,000)	$(188)	$4,914
Net realized gain (loss) on investments	6,181	913	(1,362)	41,998	28,792	805	(60,144)
Change in net unrealized appreciation (depreciation) on investments	(8,217)	(3,411)	(303)	64,378	27,543	1,744	64,686

Net increase (decrease) in net assets resulting from operations	(2,870)	(147)	(1,179)	112,116	52,335	2,361	9,456

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	975	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	(2,923)	(6,212)	(129,293)	(21,248)	(1)	(277,684)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	-	(2,923)	(6,212)	(128,318)	(21,248)	(1)	(277,684)

Total increase (decrease) in net assets	(2,870)	(3,070)	(7,391)	(16,202)	31,087	2,360	(268,228)

NET ASSETS:
Beginning of period	95,963	208,444	38,664	799,557	439,567	14,358	352,396

End of period	$93,093	$205,374	$31,273	$783,355	$470,654	$16,718	$84,168

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Lord Abbett Series Fund Developing Growth Portfolio	LVIP American Century Inflation Protection Fund, Service Class	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2)	$19,994	$(2,884)	$(26)	$2,050	$4,206	$3,491
Net realized gain (loss) on investments	18	11,643	45,800	7	(8,618)	16,746	30,660
Change in net unrealized appreciation (depreciation) on investments	246	168,293	74,459	5,491	7,075	7,231	(9,769)

Net increase (decrease) in net assets resulting from operations	262	199,930	117,375	5,472	507	28,183	24,382

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	525	-	-	-	375	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	1	(34,434)	(93,089)	1	(47,380)	(109,120)	(107,839)
Adjustments to net assets allocated to contracts in payout phase	-	477	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	1	(33,432)	(93,089)	1	(47,380)	(108,745)	(107,839)

Total increase (decrease) in net assets	263	166,498	24,286	5,473	(46,873)	(80,562)	(83,457)

NET ASSETS:
Beginning of period	5,954	1,363,016	801,400	25,020	118,529	414,953	255,692

End of period	$6,217	$1,529,514	$825,686	$30,493	$71,656	$334,391	$172,235

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP JPMorgan Small Cap Core Fund, Service Class	LVIP Macquarie US REIT Fund, Service Class	Macquarie VIP Emerging Markets Series, Service Class	Macquarie VIP Energy Series, Service Class	Macquarie VIP International Core Equity Series, Service Class	Macquarie VIP Small Cap Value Series, Service Class	MFS Blended Research Core Equity Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(154)	$426	$767	$210	$71	$(370)	$64
Net realized gain (loss) on investments	6,172	1,881	(7,470)	3,995	(106)	6,356	8,101
Change in net unrealized appreciation (depreciation) on investments	(3,393)	690	10,318	(3,975)	-	9,281	3,573

Net increase (decrease) in net assets resulting from operations	2,625	2,997	3,615	230	(35)	15,267	11,738

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(31,148)	(11,443)	(33,308)	(8,059)	35	(2,825)	(37,237)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(31,148)	(11,443)	(33,308)	(8,059)	35	(2,825)	(37,237)

Total increase (decrease) in net assets	(28,523)	(8,446)	(29,693)	(7,829)	-	12,442	(25,499)

NET ASSETS:
Beginning of period	31,931	40,689	57,507	8,882	-	160,870	63,285

End of period	$3,408	$32,243	$27,814	$1,053	$-	$173,312	$37,786

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS International Growth Portfolio, Service Class	MFS Technology Portfolio, Service Class	Neuberger Berman AMT Sustainable Equity Portfolio, Class S	NVIT Emerging Markets Fund, Class D	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(157)	$(37)	$(12,334)	$(2,090)	$(3)	$418	$54
Net realized gain (loss) on investments	(4,021)	23	179,275	9,482	4	(11,319)	(19)
Change in net unrealized appreciation (depreciation) on investments	4,726	697	219,142	28,986	197	12,308	(315)

Net increase (decrease) in net assets resulting from operations	548	683	386,083	36,378	198	1,407	(280)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	825	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(20,235)	-	(319,318)	(909)	1	(36,041)	-
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(20,235)	-	(318,493)	(909)	1	(36,041)	-

Total increase (decrease) in net assets	(19,687)	683	67,590	35,469	199	(34,634)	(280)

NET ASSETS:
Beginning of period	40,453	9,151	1,229,247	151,363	4,402	88,573	3,880

End of period	$20,766	$9,834	$1,296,837	$186,832	$4,601	$53,939	$3,600

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Putnam VT Core Equity Fund, Class IB	Putnam VT Focused International Equity Fund, Class IB	Putnam VT Income Fund, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,476	$214	$3,406	$8,716	$(174)	$25	$(24)
Net realized gain (loss) on investments	(21,973)	(6,554)	(303)	(85,007)	1,805	(24)	(2,533)
Change in net unrealized appreciation (depreciation) on investments	20,892	6,177	1,032	77,830	4,751	123	2,478

Net increase (decrease) in net assets resulting from operations	2,395	(163)	4,135	1,539	6,382	124	(79)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(238,197)	(29,092)	22,113	(298,443)	(811)	-	(8,946)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(238,197)	(29,092)	22,113	(298,443)	(811)	-	(8,946)

Total increase (decrease) in net assets	(235,802)	(29,255)	26,248	(296,904)	5,571	124	(9,025)

NET ASSETS:
Beginning of period	259,058	34,064	76,827	495,677	24,999	6,039	9,025

End of period	$23,256	$4,809	$103,075	$198,773	$30,570	$6,163	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT International Equity Fund, Class IB	Putnam VT Large Cap Growth Fund, Class IB	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB	T. Rowe Price Blue Chip Growth Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$278	$(7,648)	$(70)	$157	$(225)	$61	$(25,803)
Net realized gain (loss) on investments	22	136,131	2,730	1	2,097	1,847	531,784
Change in net unrealized appreciation (depreciation) on investments	107	67,005	6,323	(57)	2,975	609	632,454

Net increase (decrease) in net assets resulting from operations	407	195,488	8,983	101	4,847	2,517	1,138,435

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	1,200
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	74	(284,136)	-	-	(17,154)	(3,205)	(1,113,672)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	74	(284,136)	-	-	(17,154)	(3,205)	(1,112,472)

Total increase (decrease) in net assets	481	(88,648)	8,983	101	(12,307)	(688)	25,963

NET ASSETS:
Beginning of period	17,643	779,643	50,715	2,886	29,198	51,405	3,822,242

End of period	$18,124	$690,995	$59,698	$2,987	$16,891	$50,717	$3,848,205

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	T. Rowe Price Health Sciences Portfolio, Class II	VanEck VIP Global Resources Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,415)	$829
Net realized gain (loss) on investments	83,749	7,518
Change in net unrealized appreciation (depreciation) on investments	(65,902)	(9,552)

Net increase (decrease) in net assets resulting from operations	11,432	(1,205)

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,200	-
Contract maintenance charges	-	-
Contract owners' benefits	-	-
Net transfers (to) from the Company and/or Subaccounts	(159,440)	(33,104)
Adjustments to net assets allocated to contracts in payout phase	-	-

Increase (decrease) in net assets resulting from Contract transactions	(158,240)	(33,104)

Total increase (decrease) in net assets	(146,808)	(34,309)

NET ASSETS:
Beginning of period	645,822	85,823

End of period	$499,014	$51,514

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III	American Funds IS Capital World Growth and Income Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,952)	$(2,069)	$(109)	$(499)	$1,112	$(1,412)	$2,375
Net realized gain (loss) on investments	336	1,207	(134)	(401)	11,030	(6,727)	(39,638)
Change in net unrealized appreciation (depreciation) on investments	49,040	40,019	1,731	5,915	(1,590)	36,439	166,054

Net increase (decrease) in net assets resulting from operations	47,424	39,157	1,488	5,015	10,552	28,300	128,791

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	150
Contract maintenance charges	-	(9)	(9)	(3)	-	-	-
Contract owners' benefits	-	-	-	-	-	-	(61)
Net transfers (to) from the Company and/or Subaccounts	1	(6,303)	(191)	-	(51,253)	(53,614)	(248,475)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	1	(6,312)	(200)	(3)	(51,253)	(53,614)	(248,386)

Total increase (decrease) in net assets	47,425	32,845	1,288	5,012	(40,701)	(25,314)	(119,595)

NET ASSETS:
Beginning of period	115,253	129,243	7,037	33,715	117,498	137,970	817,492

End of period	$162,678	$162,088	$8,325	$38,727	$76,797	$112,656	$697,897

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(12,868)	$211	$79	$(922)	$235	$3,019	$15,055
Net realized gain (loss) on investments	96,772	40,020	(48,362)	(574)	2,416	(75)	(2,112)
Change in net unrealized appreciation (depreciation) on investments	324,398	120,527	109,122	46,569	10,433	22,483	95,215

Net increase (decrease) in net assets resulting from operations	408,302	160,758	60,839	45,073	13,084	25,427	108,158

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(112,526)	(27,155)	(228,716)	(161,037)	(103,986)	(1)	(4,401)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(112,526)	(27,155)	(228,716)	(161,037)	(103,986)	(1)	(4,401)

Total increase (decrease) in net assets	295,776	133,603	(167,877)	(115,964)	(90,902)	25,426	103,757

NET ASSETS:
Beginning of period	1,155,632	684,381	568,144	426,616	192,075	169,193	961,253

End of period	$1,451,408	$817,984	$400,267	$310,652	$101,173	$194,619	$1,065,010

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BlackRock High Yield V.I., Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$37,018	$(511)	$(67)	$(624)	$(5,360)	$(980)	$(5,323)
Net realized gain (loss) on investments	(11,516)	78	1,202	10,406	38,885	273	(33,950)
Change in net unrealized appreciation (depreciation) on investments	49,373	29,815	891	8,906	128,098	5,838	68,293

Net increase (decrease) in net assets resulting from operations	74,875	29,382	2,026	18,688	161,623	5,131	29,020

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	(4)	-	-	-	-
Contract owners' benefits	(172)	-	-	-	(229)	-	-
Net transfers (to) from the Company and/or Subaccounts	(131,110)	-	(1)	(5,264)	(135,124)	(32,937)	(216,850)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(131,282)	-	(5)	(5,264)	(135,353)	(32,937)	(216,850)

Total increase (decrease) in net assets	(56,407)	29,382	2,021	13,424	26,270	(27,806)	(187,830)

NET ASSETS:
Beginning of period	688,112	50,856	9,162	77,149	413,476	86,791	588,764

End of period	$631,705	$80,238	$11,183	$90,573	$439,746	$58,985	$400,934

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Strategic Income Fund, Class 2	Delaware VIP International Series, Service Class	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,235)	$(83)	$104	$287	$3,315	$385	$905
Net realized gain (loss) on investments	25,924	(4,602)	(776)	723	2,347	(31)	270
Change in net unrealized appreciation (depreciation) on investments	165,299	5,382	3,833	2,326	15,050	1,981	2,503

Net increase (decrease) in net assets resulting from operations	183,988	697	3,161	3,336	20,712	2,335	3,678

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(108)	-	-	-	-	-	-
Contract owners' benefits	-	-	-	(11,635)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(3,646)	(30,723)	(10,316)	8,295	(9,576)	523	-
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(3,754)	(30,723)	(10,316)	(3,340)	(9,576)	523	-

Total increase (decrease) in net assets	180,234	(30,026)	(7,155)	(4)	11,136	2,858	3,678

NET ASSETS:
Beginning of period	425,935	30,026	22,185	19,576	153,555	18,169	22,232

End of period	$606,169	$-	$15,030	$19,572	$164,691	$21,027	$25,910

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class B	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,463	$(43)	$(1,424)	$18,126	$850	$85	$3,838
Net realized gain (loss) on investments	2,539	611	5,099	(4,261)	479	1,320	(22,808)
Change in net unrealized appreciation (depreciation) on investments	8,218	(962)	32,905	10,149	5,178	(548)	34,213

Net increase (decrease) in net assets resulting from operations	12,220	(394)	36,580	24,014	6,507	857	15,243

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	64	-	-	-
Contract owners' benefits	-	-	-	-	-	-	(9,546)
Net transfers (to) from the Company and/or Subaccounts	3,731	(6,884)	-	(55,141)	(5,146)	(3,565)	(102,819)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	(343)

Increase (decrease) in net assets resulting from Contract transactions	3,731	(6,884)	-	(55,077)	(5,146)	(3,565)	(112,708)

Total increase (decrease) in net assets	15,951	(7,278)	36,580	(31,063)	1,361	(2,708)	(97,465)

NET ASSETS:
Beginning of period	123,535	7,278	100,132	259,395	45,445	10,606	470,788

End of period	$139,486	$-	$136,712	$228,332	$46,806	$7,898	$373,323

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower High Yield Bond Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,187	$16,962	$4,197	$572	$(777)	$67,168	$11,288
Net realized gain (loss) on investments	(2,049)	7,234	(10,759)	(712)	(19,938)	3	(3,255)
Change in net unrealized appreciation (depreciation) on investments	36,460	27,475	18,678	3,344	28,988	(3)	17,798

Net increase (decrease) in net assets resulting from operations	39,598	51,671	12,116	3,204	8,273	67,168	25,831

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	(677,815)	-
Net transfers (to) from the Company and/or Subaccounts	(110,037)	11,835	(44,832)	(6,241)	(85,606)	500,561	(53,232)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(110,037)	11,835	(44,832)	(6,241)	(85,606)	(177,254)	(53,232)

Total increase (decrease) in net assets	(70,439)	63,506	(32,716)	(3,037)	(77,333)	(110,086)	(27,401)

NET ASSETS:
Beginning of period	662,544	678,915	234,343	41,078	285,936	1,834,520	294,864

End of period	$592,105	$742,421	$201,627	$38,041	$208,603	$1,724,434	$267,463

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$861	$(1,343)	$11,794	$1,642	$(4,410)	$(3,599)	$4,395
Net realized gain (loss) on investments	(149)	(1,930)	19,804	9,344	(5,721)	72,929	3,299
Change in net unrealized appreciation (depreciation) on investments	236	17,303	91,462	35,058	125,912	(46,102)	19,370

Net increase (decrease) in net assets resulting from operations	948	14,030	123,060	46,044	115,781	23,228	27,064

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	1,320	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	1,159	(43,341)	(40,624)	(47,945)	(74,128)	(341,064)	(12,569)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	1,159	(43,341)	(39,304)	(47,945)	(74,128)	(341,064)	(12,569)

Total increase (decrease) in net assets	2,107	(29,311)	83,756	(1,901)	41,653	(317,836)	14,495

NET ASSETS:
Beginning of period	25,276	118,682	765,078	287,076	404,933	528,373	288,828

End of period	$27,383	$89,371	$848,834	$285,175	$446,586	$210,537	$303,323

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L	Empower Moderate Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,685	$2,443	$4,942	$75	$(1,264)	$74,360	$65,739
Net realized gain (loss) on investments	(4,801)	(19,376)	(7,540)	44	(6,244)	2,472	(177,621)
Change in net unrealized appreciation (depreciation) on investments	52,669	57,461	71,517	828	22,748	966,198	425,220

Net increase (decrease) in net assets resulting from operations	53,553	40,528	68,919	947	15,240	1,043,030	313,338

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(108,021)	(228,077)	(291,199)	(1,281)	(125,796)	(2,711,307)	(1,228,488)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(108,021)	(228,077)	(291,199)	(1,281)	(125,796)	(2,711,307)	(1,228,488)

Total increase (decrease) in net assets	(54,468)	(187,549)	(222,280)	(334)	(110,556)	(1,668,277)	(915,150)

NET ASSETS:
Beginning of period	577,523	413,541	649,258	7,185	199,750	11,927,807	3,765,106

End of period	$523,055	$225,992	$426,978	$6,851	$89,194	$10,259,530	$2,849,956

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,761	$42,566	$14,825	$10,328	$1,238	$(29,975)	$(10,435)
Net realized gain (loss) on investments	(52,952)	37,292	(8,360)	(3,866)	(9,825)	842,214	162,552
Change in net unrealized appreciation (depreciation) on investments	142,146	171,364	62,093	24,127	26,413	1,062,020	116,075

Net increase (decrease) in net assets resulting from operations	101,955	251,222	68,558	30,589	17,826	1,874,259	268,192

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	360	1,995	1,695
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	(74)	-	(30,838)	(5,665)
Net transfers (to) from the Company and/or Subaccounts	(363,937)	(255,692)	(121,067)	(60,117)	(33,607)	(1,940,261)	(668,179)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	(877)	-

Increase (decrease) in net assets resulting from Contract transactions	(363,937)	(255,692)	(121,067)	(60,191)	(33,247)	(1,969,981)	(672,149)

Total increase (decrease) in net assets	(261,982)	(4,470)	(52,509)	(29,602)	(15,421)	(95,722)	(403,957)

NET ASSETS:
Beginning of period	984,692	3,075,286	881,261	475,570	169,087	8,475,004	2,172,659

End of period	$722,710	$3,070,816	$828,752	$445,968	$153,666	$8,379,282	$1,768,702

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,126)	$120,761	$21,676	$(547)	$(2,933)	$(8,228)	$9,780
Net realized gain (loss) on investments	21,427	(509,427)	(964)	(6,989)	27,068	67,679	(4,887)
Change in net unrealized appreciation (depreciation) on investments	244,250	1,682,441	40,705	11,226	29,509	104,213	15,045

Net increase (decrease) in net assets resulting from operations	260,551	1,293,775	61,417	3,690	53,644	163,664	19,938

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,320	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	(8,710)	-	-	-	-	(219)	-
Net transfers (to) from the Company and/or Subaccounts	(486,109)	(4,652,082)	(24,529)	(25,899)	1,659	(228,514)	(31,611)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(493,499)	(4,652,082)	(24,529)	(25,899)	1,659	(228,733)	(31,611)

Total increase (decrease) in net assets	(232,948)	(3,358,307)	36,888	(22,209)	55,303	(65,069)	(11,673)

NET ASSETS:
Beginning of period	2,035,202	13,927,923	1,239,624	52,151	311,066	983,625	506,959

End of period	$1,802,254	$10,569,616	$1,276,512	$29,942	$366,369	$918,556	$495,286

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,433	$1,077	$34,133	$(97)	$971	$(304)	$(325)
Net realized gain (loss) on investments	(3,080)	2,801	121,819	445	-	1,088	1,511
Change in net unrealized appreciation (depreciation) on investments	9,321	11,571	390,628	2,601	-	6,948	6,407

Net increase (decrease) in net assets resulting from operations	11,674	15,449	546,580	2,949	971	7,732	7,593

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	(62)	-	(5)	(2)	-	(9)
Contract owners' benefits	-	-	(543)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(20,634)	(43,864)	92,176	1	(1,185)	(1,701)	(366)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(20,634)	(43,926)	91,633	(4)	(1,187)	(1,701)	(375)

Total increase (decrease) in net assets	(8,960)	(28,477)	638,213	2,945	(216)	6,031	7,218

NET ASSETS:
Beginning of period	113,060	156,804	2,664,801	9,336	28,852	17,929	22,192

End of period	$104,100	$128,327	$3,303,014	$12,281	$28,636	$23,960	$29,410

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio	Franklin Income VIP Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$798	$134	$(1,788)	$146	$(14)	$458	$24,042
Net realized gain (loss) on investments	(127)	7,282	4,282	(26)	(1)	235	35,811
Change in net unrealized appreciation (depreciation) on investments	924	28,876	41,841	438	729	3,413	(14,014)

Net increase (decrease) in net assets resulting from operations	1,595	36,292	44,335	558	714	4,106	45,839

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	150	-	-	-	-
Contract maintenance charges	(17)	(18)	-	(6)	(2)	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(233)	(6,540)	(20,965)	-	-	(8,744)	(35,207)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(250)	(6,558)	(20,815)	(6)	(2)	(8,744)	(35,207)

Total increase (decrease) in net assets	1,345	29,734	23,520	552	712	(4,638)	10,632

NET ASSETS:
Beginning of period	17,988	151,635	175,803	11,801	3,792	52,312	660,461

End of period	$19,333	$181,369	$199,323	$12,353	$4,504	$47,674	$671,093

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series II	Invesco V.I. Core Plus Bond Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,414	$(95)	$(787)	$74	$(864)	$122	$5,952
Net realized gain (loss) on investments	(589)	(487)	(411)	(628)	21	(102)	95,378
Change in net unrealized appreciation (depreciation) on investments	1,411	2,647	16,758	982	31,648	2,811	(16,394)

Net increase (decrease) in net assets resulting from operations	2,236	2,065	15,560	428	30,805	2,831	84,936

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(24,711)	(10,134)	(1,314)	(16,967)	(1)	(182)	(15,200)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(24,711)	(10,134)	(1,314)	(16,967)	(1)	(182)	(15,200)

Total increase (decrease) in net assets	(22,475)	(8,069)	14,246	(16,539)	30,804	2,649	69,736

NET ASSETS:
Beginning of period	52,334	16,700	81,717	16,539	177,640	36,015	729,821

End of period	$29,859	$8,631	$95,963	$-	$208,444	$38,664	$799,557

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	JPMorgan Insurance Trust Income Builder Portfolio, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5)	$(159)	$8,722	$8	$17,776	$(7,272)	$(11)
Net realized gain (loss) on investments	1,527	243	(31,269)	8	18,076	51,604	(269)
Change in net unrealized appreciation (depreciation) on investments	62,086	1,776	39,936	493	142,552	77,973	387

Net increase (decrease) in net assets resulting from operations	63,608	1,860	17,389	509	178,404	122,305	107

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(65,013)	(1)	(124,959)	2	(40,880)	(108,682)	(2,907)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	(647)	-	-

Increase (decrease) in net assets resulting from Contract transactions	(65,013)	(1)	(124,959)	2	(41,527)	(108,682)	(2,907)

Total increase (decrease) in net assets	(1,405)	1,859	(107,570)	511	136,877	13,623	(2,800)

NET ASSETS:
Beginning of period	440,972	12,499	459,966	5,443	1,226,139	787,777	2,800

End of period	$439,567	$14,358	$352,396	$5,954	$1,363,016	$801,400	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Developing Growth Portfolio	LVIP American Century Inflation Protection Fund, Service Class	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Service Class	LVIP Macquarie US REIT Fund, Service Class	Macquarie VIP Emerging Markets Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(60)	$3,246	$4,357	$3,018	$(87)	$740	$326
Net realized gain (loss) on investments	(4)	(6,066)	43,872	29,234	1,903	(431)	(11,420)
Change in net unrealized appreciation (depreciation) on investments	1,896	5,148	(29,300)	(13,950)	1,757	3,796	17,894

Net increase (decrease) in net assets resulting from operations	1,832	2,328	18,929	18,302	3,573	4,105	6,800

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	1	(25,848)	(3,116)	(76,657)	(8,808)	(3,588)	(24,927)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	1	(25,848)	(3,116)	(76,657)	(8,808)	(3,588)	(24,927)

Total increase (decrease) in net assets	1,833	(23,520)	15,813	(58,355)	(5,235)	517	(18,127)

NET ASSETS:
Beginning of period	23,187	142,049	399,140	314,047	37,166	40,172	75,634

End of period	$25,020	$118,529	$414,953	$255,692	$31,931	$40,689	$57,507

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Macquarie VIP Energy Series, Service Class	Macquarie VIP Small Cap Value Series, Service Class	MFS Blended Research Core Equity Portfolio, Service Class	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS International Growth Portfolio, Service Class	MFS Technology Portfolio, Service Class	Neuberger Berman AMT Sustainable Equity Portfolio, Class S
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$176	$(816)	$83	$(269)	$(26)	$(11,683)	$(1,678)
Net realized gain (loss) on investments	1,033	4,819	4,456	(4,089)	257	58,610	6,029
Change in net unrealized appreciation (depreciation) on investments	(990)	6,426	12,254	10,756	824	446,700	28,111

Net increase (decrease) in net assets resulting from operations	219	10,429	16,793	6,398	1,055	493,627	32,462

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	(151)	-
Net transfers (to) from the Company and/or Subaccounts	(1,810)	(23,134)	(40,203)	(15,679)	-	(334,587)	(55,139)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,810)	(23,134)	(40,203)	(15,679)	-	(334,738)	(55,139)

Total increase (decrease) in net assets	(1,591)	(12,705)	(23,410)	(9,281)	1,055	158,889	(22,677)

NET ASSETS:
Beginning of period	10,473	173,575	86,695	49,734	8,096	1,070,358	174,040

End of period	$8,882	$160,870	$63,285	$40,453	$9,151	$1,229,247	$151,363

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	NVIT Emerging Markets Fund, Class D	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2	$18,333	$60	$6,505	$719	$2,968	$12,455
Net realized gain (loss) on investments	1	(6,470)	(1,014)	(1,726)	(1,957)	(126)	(9,660)
Change in net unrealized appreciation (depreciation) on investments	99	(22,518)	1,124	4,967	2,236	1,185	20,776

Net increase (decrease) in net assets resulting from operations	102	(10,655)	170	9,746	998	4,027	23,571

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	(36,652)	(2,283)	(3,850)	(8,919)	(2,660)	(30,961)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	-	(36,652)	(2,283)	(3,850)	(8,919)	(2,660)	(30,961)

Total increase (decrease) in net assets	102	(47,307)	(2,113)	5,896	(7,921)	1,367	(7,390)

NET ASSETS:
Beginning of period	4,300	135,880	5,993	253,162	41,985	75,460	503,067

End of period	$4,402	$88,573	$3,880	$259,058	$34,064	$76,827	$495,677

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Core Equity Fund, Class IB	Putnam VT Focused International Equity Fund, Class IB	Putnam VT Global Asset Allocation Fund, Class IB	Putnam VT Income Fund, Class IB	Putnam VT International Equity Fund, Class IB	Putnam VT International Value Fund, Class IB	Putnam VT Large Cap Growth Fund, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(136)	$(39)	$480	$392	$(94)	$94	$(9,120)
Net realized gain (loss) on investments	1,621	(2,300)	(448)	(237)	(11)	(154)	52,349
Change in net unrealized appreciation (depreciation) on investments	4,887	3,733	3,470	168	2,841	882	240,888

Net increase (decrease) in net assets resulting from operations	6,372	1,394	3,502	323	2,736	822	284,117

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(15,370)	(4,842)	(92,412)	(824)	(1,144)	(8,649)	(228,672)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(15,370)	(4,842)	(92,412)	(824)	(1,144)	(8,649)	(228,672)

Total increase (decrease) in net assets	(8,998)	(3,448)	(88,910)	(501)	1,592	(7,827)	55,445

NET ASSETS:
Beginning of period	33,997	9,487	88,910	9,526	16,051	7,827	724,198

End of period	$24,999	$6,039	$-	$9,025	$17,643	$-	$779,643

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Research Fund, Class IB	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$375	$10,547	$13	$(314)	$(523)	$(28,155)	$(7,825)
Net realized gain (loss) on investments	2,685	(30,316)	1,322	(32)	(18,383)	32,907	64,226
Change in net unrealized appreciation (depreciation) on investments	3,281	20,011	(386)	5,548	25,471	1,366,435	(49,112)

Net increase (decrease) in net assets resulting from operations	6,341	242	949	5,202	6,565	1,371,187	7,289

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	510
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	(66,905)	(6,712)	-	(73,068)	(778,669)	(228,862)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	-	(66,905)	(6,712)	-	(73,068)	(778,669)	(228,352)

Total increase (decrease) in net assets	6,341	(66,663)	(5,763)	5,202	(66,503)	592,518	(221,063)

NET ASSETS:
Beginning of period	44,374	69,549	5,763	23,996	117,908	3,229,724	866,885

End of period	$50,715	$2,886	$-	$29,198	$51,405	$3,822,242	$645,822

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF NEW YORK

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

SUBACCOUNTS
VanEck VIP Global Resources Fund
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,538
Net realized gain (loss) on investments	3,602
Change in net unrealized appreciation (depreciation) on investments	(11,213)

Net increase (decrease) in net assets resulting from operations	(6,073)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-
Contract maintenance charges	-
Contract owners' benefits	-
Net transfers (to) from the Company and/or Subaccounts	(19,581)
Adjustments to net assets allocated to contracts in payout phase	-

Increase (decrease) in net assets resulting from Contract transactions	(19,581)

Total increase (decrease) in net assets	(25,654)

NET ASSETS:
Beginning of period	111,477

End of period	$85,823

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.         ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company of New York is now known as Empower Life & Annuity Insurance Company of New York (the Company). The Variable Annuity-2 Series Account (the Separate Account), a Separate Account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It was established to receive and invest premium payments under individual variable annuity Contracts issued by the Company.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of Subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

If available under their Contract for investment, Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Smart Track NY

Smart Track II NY

Smart Track II – 5 Year NY

Smart Track Advisor NY

Varifund NY

For the years or periods ended December 31, 2024 and 2023, the Separate Account was invested in up to 135 Subaccounts, as follows:

Alger Capital Appreciation Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

ALPS Alerian Energy Infrastructure Portfolio, Class III

ALPS Global Opportunity Portfolio, Class III

American Funds IS Capital World Growth and Income Fund, Class 4

American Funds IS Growth Fund, Class 4

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 4

American Funds IS New World Fund, Class 4

American Funds IS Washington Mutual Investors Fund, Class 4

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Global Allocation V.I. Fund, Class III

BlackRock High Yield V.I., Class III

BNY Mellon IP Technology Growth Portfolio, Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares

BNY Mellon VIF Growth and Income Portfolio, Initial Shares

ClearBridge Variable Large Cap Growth Portfolio, Class II

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

Columbia VP Seligman Global Technology Fund, Class 1

Columbia VP Strategic Income Fund, Class 2

Delaware VIP International Series, Service Class(a)

Dimensional VA Equity Allocation Portfolio, Institutional

Dimensional VA Global Moderate Allocation Portfolio, Institutional

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA US Large Value Portfolio

Dimensional VA US Targeted Value Portfolio

DWS Capital Growth VIP, Class B(a)

Eaton Vance VT Floating-Rate Income, Initial Class

Empower Aggressive Profile Fund, Investor Class

Empower Ariel Mid Cap Value Fund, Investor Class(a)

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Class L

Empower Conservative Profile Fund, Investor Class

Empower Core Bond Fund, Investor Class

Empower Emerging Markets Equity Fund, Investor Class

Empower Global Bond Fund, Investor Class

Empower Government Money Market Fund, Investor Class(a)

Empower High Yield Bond Fund, Class I

Empower Inflation-Protected Securities Fund, Investor Class

Empower International Growth Fund, Investor Class

Empower International Index Fund, Investor Class

Empower International Value Fund, Investor Class

Empower Large Cap Growth Fund, Investor Class

Empower Large Cap Value Fund, Investor Class

Empower Lifetime 2020 Fund, Investor Class

Empower Lifetime 2025 Fund, Investor Class

Empower Lifetime 2030 Fund, Investor Class

Empower Lifetime 2035 Fund, Investor Class

Empower Lifetime 2040 Fund, Investor Class

Empower Mid Cap Value Fund, Investor Class

Empower Moderate Profile Fund, Class L

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Class L

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Empower S&P 500 Index Fund, Investor Class

Empower S&P Mid Cap 400 Index Fund, Investor Class

Empower S&P Small Cap 600 Index Fund, Investor Class

Empower SecureFoundation Balanced Fund, Class L

Empower Short Duration Bond Fund, Investor Class

Empower Small Cap Growth Fund, Investor Class

Empower Small Cap Value Fund, Investor Class

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

Empower U.S. Government Securities Fund, Investor Class

Federated Hermes High Income Bond Fund II, Service Shares

Fidelity VIP Asset Manager Portfolio, Initial Class

Fidelity VIP Balanced Portfolio, Service Class 2

Fidelity VIP Contrafund Portfolio

Fidelity VIP Government Money Market Portfolio, Initial Class

Fidelity VIP Growth Opportunities Portfolio, Initial Class

Fidelity VIP Growth Portfolio, Initial Class

Fidelity VIP High Income Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Initial Class

Fidelity VIP Overseas Portfolio, Initial Class

First Trust/Dow Jones Dividend & Income Allocation Portfolio

Franklin Income VIP Fund, Class 4

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio

Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares

Invesco Oppenheimer V.I. International Growth Fund, Series II

Invesco V.I. Core Plus Bond Fund, Series II

Invesco V.I. EQV International Equity Fund, Series II

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. Main Street Small Cap Fund, Series II

Invesco V.I. Small Cap Equity Fund, Series II

Janus Henderson Flexible Bond Portfolio, Service Shares

Janus Henderson Overseas Portfolio, Institutional Shares

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Enterprise Portfolio, Service Shares

JPMorgan Insurance Trust Income Builder Portfolio, Class 2(a)

Lord Abbett Series Fund Developing Growth Portfolio

LVIP American Century Inflation Protection Fund, Service Class(a)

LVIP American Century Mid Cap Value Fund, Service Class(a)

LVIP American Century Value Fund, Service Class(a)

LVIP JPMorgan Small Cap Core Fund, Service Class

LVIP Macquarie US REIT Fund, Service Class

Macquarie VIP Emerging Markets Series, Service Class(a)

Macquarie VIP Energy Series, Service Class(a)

Macquarie VIP International Core Equity Series, Service Class(a)

Macquarie VIP Small Cap Value Series, Service Class(a)

MFS Blended Research Core Equity Portfolio, Service Class

MFS Blended Research Small Cap Equity Portfolio, Service Class

MFS International Growth Portfolio, Service Class

MFS Technology Portfolio, Service Class

Neuberger Berman AMT Sustainable Equity Portfolio, Class S

NVIT Emerging Markets Fund, Class D

PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class

PIMCO Long-Term U.S. Government Portfolio, Advisor Class

PIMCO Low Duration Portfolio, Advisor Class

PIMCO Real Return Portfolio, Advisor Class

PIMCO Short-Term Portfolio, Advisor Class

PIMCO Total Return Portfolio, Advisor Class

Putnam VT Core Equity Fund, Class IB

Putnam VT Focused International Equity Fund, Class IB

Putnam VT Global Asset Allocation Fund, Class IB

Putnam VT Income Fund, Class IB

Putnam VT International Equity Fund, Class IB

Putnam VT International Value Fund, Class IB

Putnam VT Large Cap Growth Fund, Class IB

Putnam VT Large Cap Value Fund, Class IB

Putnam VT Mortgage Securities Fund

Putnam VT Research Fund, Class IB

Putnam VT Small Cap Growth Fund, Class IB

Putnam VT Small Cap Value Fund, Class IB

T. Rowe Price Blue Chip Growth Portfolio, Class II

T. Rowe Price Health Sciences Portfolio, Class II

VanEck VIP Global Resources Fund

(a) See Subaccount Changes tables below

Subaccount Changes: Subaccount Name Changes

During 2024, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
LVIP Delaware US REIT Fund, Service Class	LVIP Macquarie US REIT Fund, Service Class	May 1, 2024

Delaware VIP Emerging Markets, Service Class	Macquarie VIP Emerging Markets Series, Service Class	May 1, 2024

Delaware Ivy VIP Energy, Class II	Macquarie VIP Energy Series, Service Class	May 1, 2024

Delaware Ivy VIP International Core Equity, Service Class	Macquarie VIP International Core Equity Series, Service Class	May 1, 2024

Delaware VIP Small Cap Value Series, Service Class	Macquarie VIP Small Cap Value Series, Service Class	May 1, 2024

Subaccount Changes: Merged Subaccounts

During 2024, the following Subaccounts were merged:

Original Subaccount	Merged Into	Date of Merger
Empower Ariel Mid Cap Value Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	October 25, 2024

Delaware VIP International Series, Service Class	Delaware Ivy VIP International Core Equity Series, Service Class	April 26, 2024

Subaccount Changes: Subaccount Reorganizations

During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Inflation Protection Fund, Class II	LVIP American Century Inflation Protection Fund, Service Class	April 26, 2024

American Century Investments VP Mid Cap Value Fund, Class II	LVIP American Century Mid Cap Value Fund, Service Class	April 26, 2024

American Century Investments VP Value Fund, Class II	LVIP American Century Value Fund, Service Class	April 26, 2024

Subaccount Changes: Closed Subaccounts

During 2024 and 2023, the following Subaccounts were closed:

Subaccount Name	Date of Closure
DWS Capital Growth VIP, Class B	June 17, 2024

Empower Government Money Market Fund, Investor Class	June 14, 2024

JPMorgan Insurance Trust Income Builder Portfolio, Class 2	April 25, 2023

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

Certain Subaccounts that had no investments balances as of December 31, 2024 or that did not have activity during the year ended December 31, 2024 are not presented on the Statements of Assets and Liabilities as of December 31, 2024 or Statements of Operations for the year ended December 31, 2024, respectively.

2.        SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with Subaccounts’ designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in the payout period on the Statements of Changes in Net Assets of the applicable Subaccounts.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.          PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
Alger Capital Appreciation Portfolio, Class I-2	$-	$2,841
Alger Large Cap Growth Portfolio, Class I-2	1,075	129,869
Alger Mid Cap Growth Portfolio, Class I-2	-	377
Alger Small Cap Growth Portfolio, Class I-2	157	569
ALPS Alerian Energy Infrastructure Portfolio, Class III	4,337	37,097
ALPS Global Opportunity Portfolio, Class III	8,540	25,626
American Funds IS Capital World Growth and Income Fund, Class 4	6,138	423,000
American Funds IS Growth Fund, Class 4	38,490	1,215,344
American Funds IS Growth-Income Fund, Class 4	42,269	251,495
American Funds IS International Fund, Class 4	4,045	26,362
American Funds IS New World Fund, Class 4	5,412	4,160
American Funds IS Washington Mutual Investors Fund, Class 4	1,151	73,486
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	16,564	525
BlackRock Global Allocation V.I. Fund, Class III	83,374	299,925
BlackRock High Yield V.I., Class III	40,651	105,086
BNY Mellon IP Technology Growth Portfolio, Service Shares	-	725
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	148	185
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	6,082	102,314
ClearBridge Variable Large Cap Growth Portfolio, Class II	44,196	160,172
ClearBridge Variable Mid Cap Portfolio, Class II	828	31,597
ClearBridge Variable Small Cap Growth Portfolio, Class II	13,472	123,160
Columbia VP Seligman Global Technology Fund, Class 1	44,338	14,704
Delaware VIP International Series, Service Class	305	15,311
Dimensional VA Equity Allocation Portfolio, Institutional	594	2,416
Dimensional VA Global Moderate Allocation Portfolio, Institutional	5,635	10,519
Dimensional VA International Small Portfolio	3,296	267
Dimensional VA International Value Portfolio	3,330	299
Dimensional VA US Large Value Portfolio	20,302	6,118
DWS Capital Growth VIP, Class B	11,771	159,602
Eaton Vance VT Floating-Rate Income, Initial Class	12,515	198,454
Empower Aggressive Profile Fund, Investor Class	55	50,183
Empower Ariel Mid Cap Value Fund, Investor Class	151	8,160
Empower Bond Index Fund, Investor Class	17,003	124,658
Empower Conservative Profile Fund, Class L	18,338	45,867
Empower Conservative Profile Fund, Investor Class	20,202	344,475
Empower Core Bond Fund, Investor Class	8,611	1,041
Empower Emerging Markets Equity Fund, Investor Class	1,191	17,297
Empower Global Bond Fund, Investor Class	1,597	156,233
Empower Government Money Market Fund, Investor Class	581,980	2,305,743
Empower High Yield Bond Fund, Class I	10,397	88,315
Empower Inflation-Protected Securities Fund, Investor Class	879	20,388
Empower International Growth Fund, Investor Class	488	80,042
Empower International Index Fund, Investor Class	16,974	488,121
Empower International Value Fund, Investor Class	7,975	135,369
Empower Large Cap Growth Fund, Investor Class	36,979	125,273

Subaccount	Purchases	Sales
Empower Large Cap Value Fund, Investor Class	$6,959	$73,701
Empower Lifetime 2020 Fund, Investor Class	12,496	3,802
Empower Lifetime 2025 Fund, Investor Class	26,203	8,265
Empower Lifetime 2030 Fund, Investor Class	11,913	21,820
Empower Lifetime 2035 Fund, Investor Class	26,543	4,508
Empower Lifetime 2040 Fund, Investor Class	307	2,845
Empower Mid Cap Value Fund, Investor Class	8,715	60,195
Empower Moderate Profile Fund, Class L	313,521	2,623,497
Empower Moderate Profile Fund, Investor Class	161,812	989,627
Empower Moderately Aggressive Profile Fund, Investor Class	42,713	67,110
Empower Moderately Conservative Profile Fund, Class L	94,258	645,390
Empower Moderately Conservative Profile Fund, Investor Class	32,387	187,048
Empower Multi-Sector Bond Fund, Investor Class	17,787	156,380
Empower Real Estate Index Fund, Investor Class	9,506	54,579
Empower S&P 500 Index Fund, Investor Class	80,385	3,692,716
Empower S&P Mid Cap 400 Index Fund, Investor Class	32,297	1,083,491
Empower S&P Small Cap 600 Index Fund, Investor Class	60,924	840,754
Empower SecureFoundation Balanced Fund, Class L	808,415	2,243,173
Empower Short Duration Bond Fund, Investor Class	56,442	51,809
Empower Small Cap Growth Fund, Investor Class	1,362	12,316
Empower Small Cap Value Fund, Investor Class	2,987	104,346
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	26,974	251,413
Empower U.S. Government Securities Fund, Investor Class	12,742	20,746
Federated Hermes High Income Bond Fund II, Service Shares	7,126	6,624
Fidelity VIP Asset Manager Portfolio, Initial Class	3,115	40,394
Fidelity VIP Balanced Portfolio, Service Class 2	167,932	274,659
Fidelity VIP Contrafund Portfolio	1,842	209
Fidelity VIP Government Money Market Portfolio, Initial Class	3,668,890	1,855,923
Fidelity VIP Growth Opportunities Portfolio, Initial Class	-	2,783
Fidelity VIP Growth Portfolio, Initial Class	7,791	1,034
Fidelity VIP High Income Portfolio, Initial Class	1,209	537
Fidelity VIP Index 500 Portfolio, Initial Class	2,452	132,635
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	1,998	8,825
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	434	174
Fidelity VIP Overseas Portfolio, Initial Class	299	68
First Trust/Dow Jones Dividend & Income Allocation Portfolio	190	42,704
Franklin Income VIP Fund, Class 4	23,720	305,693
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	365	16,251
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	1,472	120
Invesco Oppenheimer V.I. International Growth Fund, Series II	6,590	1,185
Invesco V.I. EQV International Equity Fund, Series II	4,428	3,860
Invesco V.I. Global Real Estate Fund, Series II	787	6,514
Invesco V.I. Growth and Income Fund, Series II	58,087	132,852
Invesco V.I. Main Street Small Cap Fund, Series II	51,509	59,556
Invesco V.I. Small Cap Equity Fund, Series II	815	188
Janus Henderson Flexible Bond Portfolio, Service Shares	8,007	280,776
Janus Henderson Overseas Portfolio, Institutional Shares	88	90
Janus Henderson VIT Balanced Portfolio, Service Shares	26,852	40,767
Janus Henderson VIT Enterprise Portfolio, Service Shares	84,233	142,971

Subaccount	Purchases		Sales
Lord Abbett Series Fund Developing Growth Portfolio	$46		$72
LVIP American Century Inflation Protection Fund, Service Class	5,228		50,558
LVIP American Century Mid Cap Value Fund, Service Class	27,195		113,414
LVIP American Century Value Fund, Service Class	58,559		148,539
LVIP JPMorgan Small Cap Core Fund, Service Class	75		31,326
LVIP Macquarie US REIT Fund, Service Class	913		11,931
Macquarie VIP Emerging Markets Series, Service Class	1,053		33,595
Macquarie VIP Energy Series, Service Class	265		8,115
Macquarie VIP International Core Equity Series, Service Class	15,481		15,340
Macquarie VIP Small Cap Value Series, Service Class	7,822		4,838
MFS Blended Research Core Equity Portfolio, Service Class	2,816		37,456
MFS Blended Research Small Cap Equity Portfolio, Service Class	331		20,550
MFS International Growth Portfolio, Service Class	113		118
MFS Technology Portfolio, Service Class	78,574		396,214
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	8,497		2,999
NVIT Emerging Markets Fund, Class D	62		65
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	1,205		36,828
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	99		45
PIMCO Low Duration Portfolio, Advisor Class	6,574		241,294
PIMCO Real Return Portfolio, Advisor Class	398		29,276
PIMCO Short-Term Portfolio, Advisor Class	71,440		45,921
PIMCO Total Return Portfolio, Advisor Class	128,643		418,369
Putnam VT Core Equity Fund, Class IB	1,742		1,157
Putnam VT Focused International Equity Fund, Class IB	101		76
Putnam VT Income Fund, Class IB	0	*	8,971
Putnam VT International Equity Fund, Class IB	642		289
Putnam VT Large Cap Growth Fund, Class IB	61,630		320,165
Putnam VT Large Cap Value Fund, Class IB	3,167		695
Putnam VT Mortgage Securities Fund	193		36
Putnam VT Small Cap Growth Fund, Class IB	-		17,379
Putnam VT Small Cap Value Fund, Class IB	2,682		3,603
T. Rowe Price Blue Chip Growth Portfolio, Class II	165,989		1,139,475
T. Rowe Price Health Sciences Portfolio, Class II	48,704		166,419
VanEck VIP Global Resources Fund	4,459		36,734

* The Subaccount has dollars that round to less than one.

4.          CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024					2023
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)
Alger Capital Appreciation Portfolio, Class I-2	-		-		-	-		-		-
Alger Large Cap Growth Portfolio, Class I-2	4		477		(473)	-		30		(30)
Alger Mid Cap Growth Portfolio, Class I-2	-		2		(2)	-		2		(2)
Alger Small Cap Growth Portfolio, Class I-2	-		-		-	-		0	*	(0)*
ALPS Alerian Energy Infrastructure Portfolio, Class III	-		1,852		(1,852)	-		3,721		(3,721)
ALPS Global Opportunity Portfolio, Class III	-		1,353		(1,353)	46		3,758		(3,712)
American Funds IS Capital World Growth and Income Fund, Class 4	-		25,276		(25,276)	696		18,655		(17,959)
American Funds IS Growth Fund, Class 4	0	*	48,455		(48,455)	-		6,135		(6,135)
American Funds IS Growth-Income Fund, Class 4	-		13,870		(13,870)	2,019		4,033		(2,014)
American Funds IS International Fund, Class 4	1		1,755		(1,754)	-		21,020		(21,020)
American Funds IS New World Fund, Class 4	-		16		(16)	-		11,400		(11,400)
American Funds IS Washington Mutual Investors Fund, Class 4	-		4,206		(4,206)	-		7,699		(7,699)
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	-		-		-	-		-		-
BlackRock Global Allocation V.I. Fund, Class III	59		19,971		(19,912)	60		421		(361)
BlackRock High Yield V.I., Class III	16		7,536		(7,520)	33		10,786		(10,753)
BNY Mellon IP Technology Growth Portfolio, Service Shares	-		-		-	-		-		-
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	-		0	*	(0)*	-		0	*	(0)*
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	7		753		(746)	-		48		(48)
ClearBridge Variable Large Cap Growth Portfolio, Class II	922		6,055		(5,133)	-		6,869		(6,869)
ClearBridge Variable Mid Cap Portfolio, Class II	-		2,181		(2,181)	-		2,634		(2,634)
ClearBridge Variable Small Cap Growth Portfolio, Class II	164		6,854		(6,690)	164		12,617		(12,453)
Columbia VP Seligman Global Technology Fund, Class 1	-		64		(64)	-		60		(60)
Columbia VP Strategic Income Fund, Class 2	-		-		-	0	*	3,010		(3,010)
Delaware VIP International Series, Service Class	0	*	1,539		(1,539)	-		984		(984)
Dimensional VA Equity Allocation Portfolio, Institutional	-		125		(125)	-		216		(216)
Dimensional VA Global Moderate Allocation Portfolio, Institutional	-		604		(604)	-		705		(705)
Dimensional VA International Small Portfolio	157		12		145	46		11		35
Dimensional VA International Value Portfolio	121		11		110	23		35		(12)
Dimensional VA US Large Value Portfolio	87		298		(211)	335		124		211
Dimensional VA US Targeted Value Portfolio	-		-		-	0	*	548		(548)
DWS Capital Growth VIP, Class B	-		5,410		(5,410)	-		-		-
Eaton Vance VT Floating-Rate Income, Initial Class	122		15,522		(15,400)	-		4,759		(4,759)

	2024				2023
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Empower Aggressive Profile Fund, Investor Class	-		2,955	(2,955)	-	365	(365)
Empower Ariel Mid Cap Value Fund, Investor Class	-		530	(530)	10	256	(246)
Empower Bond Index Fund, Investor Class	1,045		12,866	(11,821)	701	12,734	(12,033)
Empower Conservative Profile Fund, Class L	13		3,345	(3,332)	-	10,078	(10,078)
Empower Conservative Profile Fund, Investor Class	-		27,691	(27,691)	1,385	310	1,075
Empower Core Bond Fund, Investor Class	204		37	167	212	4,783	(4,571)
Empower Emerging Markets Equity Fund, Investor Class	94		1,700	(1,606)	91	838	(747)
Empower Global Bond Fund, Investor Class	23		18,102	(18,079)	207	10,990	(10,783)
Empower Government Money Market Fund, Investor Class	52,688		218,777	(166,089)	113,887	130,718	(16,831)
Empower High Yield Bond Fund, Class I	188		6,525	(6,337)	97	4,465	(4,368)
Empower Inflation-Protected Securities Fund, Investor Class	54		1,812	(1,758)	192	100	92
Empower International Growth Fund, Investor Class	0	*	5,358	(5,358)	384	4,103	(3,719)
Empower International Index Fund, Investor Class	517		31,099	(30,582)	987	4,226	(3,239)
Empower International Value Fund, Investor Class	-		8,006	(8,006)	701	4,171	(3,470)
Empower Large Cap Growth Fund, Investor Class	-		3,835	(3,835)	183	3,188	(3,005)
Empower Large Cap Value Fund, Investor Class	35		4,579	(4,544)	74	26,223	(26,149)
Empower Lifetime 2020 Fund, Investor Class	-		-	-	-	958	(958)
Empower Lifetime 2025 Fund, Investor Class	-		114	(114)	-	7,980	(7,980)
Empower Lifetime 2030 Fund, Investor Class	-		1,194	(1,194)	-	15,460	(15,460)
Empower Lifetime 2035 Fund, Investor Class	-		107	(107)	-	19,397	(19,397)
Empower Lifetime 2040 Fund, Investor Class	-		153	(153)	-	82	(82)
Empower Mid Cap Value Fund, Investor Class	260		3,238	(2,978)	27	8,300	(8,273)
Empower Moderate Profile Fund, Class L	305		179,039	(178,734)	-	219,139	(219,139)
Empower Moderate Profile Fund, Investor Class	-		66,253	(66,253)	-	97,684	(97,684)
Empower Moderately Aggressive Profile Fund, Investor Class	21		4,619	(4,598)	11	27,135	(27,124)
Empower Moderately Conservative Profile Fund, Class L	13		49,539	(49,526)	-	22,310	(22,310)
Empower Moderately Conservative Profile Fund, Investor Class	-		14,186	(14,186)	-	10,517	(10,517)
Empower Multi-Sector Bond Fund, Investor Class	485		11,584	(11,099)	392	5,713	(5,321)
Empower Real Estate Index Fund, Investor Class	196		4,017	(3,821)	650	3,463	(2,813)
Empower S&P 500 Index Fund, Investor Class	724		129,913	(129,189)	814	95,533	(94,719)
Empower S&P Mid Cap 400 Index Fund, Investor Class	161		51,432	(51,271)	620	39,364	(38,744)
Empower S&P Small Cap 600 Index Fund, Investor Class	405		39,730	(39,325)	869	29,178	(28,309)
Empower SecureFoundation Balanced Fund, Class L	286		140,879	(140,593)	-	340,300	(340,300)
Empower Short Duration Bond Fund, Investor Class	171		3,755	(3,584)	148	2,330	(2,182)
Empower Small Cap Growth Fund, Investor Class	-		570	(570)	-	1,451	(1,451)
Empower Small Cap Value Fund, Investor Class	-		6,013	(6,013)	5,127	4,570	557

	2024					2023
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	38		11,932		(11,894)	688		13,150		(12,462)
Empower U.S. Government Securities Fund, Investor Class	-		1,803		(1,803)	0	*	3,231		(3,231)
Federated Hermes High Income Bond Fund II, Service Shares	131		482		(351)	15		1,924		(1,909)
Fidelity VIP Asset Manager Portfolio, Initial Class	-		540		(540)	-		678		(678)
Fidelity VIP Balanced Portfolio, Service Class 2	-		14,100		(14,100)	13,659		8,668		4,991
Fidelity VIP Contrafund Portfolio	-		-		-	-		0	*	(0)*
Fidelity VIP Government Money Market Portfolio, Initial Class	346,901		179,574		167,327	-		82		(82)
Fidelity VIP Growth Opportunities Portfolio, Initial Class	-		18		(18)	-		16		(16)
Fidelity VIP Growth Portfolio, Initial Class	-		1		(1)	-		1		(1)
Fidelity VIP High Income Portfolio, Initial Class	-		4		(4)	-		4		(4)
Fidelity VIP Index 500 Portfolio, Initial Class	2		174		(172)	-		11		(11)
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	46		371		(325)	477		1,838		(1,361)
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	-		-		-	-		0	*	(0)*
Fidelity VIP Overseas Portfolio, Initial Class	-		-		-	-		0	*	(0)*
First Trust/Dow Jones Dividend & Income Allocation Portfolio	-		3,094		(3,094)	-		696		(696)
Franklin Income VIP Fund, Class 4	-		21,107		(21,107)	-		2,660		(2,660)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	-		1,582		(1,582)	-		2,481		(2,481)
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	-		-		-	-		546		(546)
Invesco Oppenheimer V.I. International Growth Fund, Series II	-		-		-	-		116		(116)
Invesco V.I. Core Plus Bond Fund, Series II	0	*	0	*	0 *	8		1,761		(1,753)
Invesco V.I. EQV International Equity Fund, Series II	-		226		(226)	-		-		-
Invesco V.I. Global Real Estate Fund, Series II	-		622		(622)	0	*	16		(16)
Invesco V.I. Growth and Income Fund, Series II	57		6,770		(6,713)	-		665		(665)
Invesco V.I. Main Street Small Cap Fund, Series II	1,915		2,947		(1,032)	620		4,846		(4,226)
Invesco V.I. Small Cap Equity Fund, Series II	-		-		-	-		-		-
Janus Henderson Flexible Bond Portfolio, Service Shares	-		26,486		(26,486)	573		13,011		(12,438)
Janus Henderson Overseas Portfolio, Institutional Shares	-		-		-	-		-		-
Janus Henderson VIT Balanced Portfolio, Service Shares	44		1,519		(1,475)	4,431		6,629		(2,198)
Janus Henderson VIT Enterprise Portfolio, Service Shares	1,825		5,104		(3,279)	23		5,116		(5,093)
JPMorgan Insurance Trust Income Builder Portfolio, Class 2	-		-		-	-		258		(258)
Lord Abbett Series Fund Developing Growth Portfolio	-		-		-	-		-		-
LVIP American Century Inflation Protection Fund, Service Class	212		4,651		(4,439)	208		2,746		(2,538)
LVIP American Century Mid Cap Value Fund, Service Class	22		5,999		(5,977)	600		808		(208)
LVIP American Century Value Fund, Service Class	2,208		7,545		(5,337)	0	*	4,661		(4,661)
LVIP JPMorgan Small Cap Core Fund, Service Class	-		2,308		(2,308)	29		789		(760)
LVIP Macquarie US REIT Fund, Service Class	-		823		(823)	-		314		(314)

	2024				2023
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
Macquarie VIP Emerging Markets Series, Service Class	-		2,420	(2,420)	2		2,158	(2,156)
Macquarie VIP Energy Series, Service Class	-		847	(847)	23		229	(206)
Macquarie VIP International Core Equity Series, Service Class	1,525		1,525	-	-		-	-
Macquarie VIP Small Cap Value Series, Service Class	-		176	(176)	39		1,653	(1,614)
MFS Blended Research Core Equity Portfolio, Service Class	0	*	1,495	(1,495)	76		2,202	(2,126)
MFS Blended Research Small Cap Equity Portfolio, Service Class	-		1,311	(1,311)	31		1,181	(1,150)
MFS International Growth Portfolio, Service Class	-		-	-	-		-	-
MFS Technology Portfolio, Service Class	1,813		10,301	(8,488)	45		12,598	(12,553)
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	-		35	(35)	-		3,270	(3,270)
NVIT Emerging Markets Fund, Class D	-		-	-	-		-	-
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	0	*	3,607	(3,607)	-		3,305	(3,305)
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	-		-	-	45		312	(267)
PIMCO Low Duration Portfolio, Advisor Class	128		22,395	(22,267)	882		1,359	(477)
PIMCO Real Return Portfolio, Advisor Class	-		2,705	(2,705)	-		822	(822)
PIMCO Short-Term Portfolio, Advisor Class	6,139		3,973	2,166	682		941	(259)
PIMCO Total Return Portfolio, Advisor Class	10,801		37,539	(26,738)	1,400		4,672	(3,272)
Putnam VT Core Equity Fund, Class IB	-		27	(27)	-		764	(764)
Putnam VT Focused International Equity Fund, Class IB	-		-	-	8		366	(358)
Putnam VT Global Asset Allocation Fund, Class IB	-		-	-	-		7,051	(7,051)
Putnam VT Income Fund, Class IB	0	*	928	(928)	0	*	84	(84)
Putnam VT International Equity Fund, Class IB	15		11	4	24		105	(81)
Putnam VT International Value Fund, Class IB	-		-	-	-		617	(617)
Putnam VT Large Cap Growth Fund, Class IB	813		9,716	(8,903)	-		8,788	(8,788)
Putnam VT Large Cap Value Fund, Class IB	-		-	-	-		-	-
Putnam VT Mortgage Securities Fund	-		-	-	-		7,541	(7,541)
Putnam VT Research Fund, Class IB	-		-	-	0	*	316	(316)
Putnam VT Small Cap Growth Fund, Class IB	-		835	(835)	-		-	-
Putnam VT Small Cap Value Fund, Class IB	-		183	(183)	38		5,265	(5,227)
T. Rowe Price Blue Chip Growth Portfolio, Class II	48		39,754	(39,706)	1,603		42,211	(40,608)
T. Rowe Price Health Sciences Portfolio, Class II	89		7,899	(7,810)	23		12,307	(12,284)
VanEck VIP Global Resources Fund	269		3,299	(3,030)	46		1,956	(1,910)

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Fund Facilitation Fee
The Company deducts a fund facilitation fee from select products that have investment balances in specific Subaccounts. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and within the Statements of Operations.	0.35% of the average daily net assets of the Subaccounts

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values and redemption of units, and recorded as Mortality and expense risk in the Statements of Operations as well as Contract maintenance charges in the Statements of Changes in Net Assets.	a daily charge and fee amounting to a per annum aggregate of 0.20% - 1.25% of the average daily net assets of the Subaccounts

Expenses of the Portfolios
This fee, if applicable, is assessed to provide compensation for administrative services performed in connection with the Subaccounts. Such compensation is assessed against the value of the assets invested in the relevant Subaccounts and is recorded as Investment advisory expenses in the Statements of Operations.	0.00% - 0.35% annually

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0.00% - 3.50% of each payment, if applicable

Charge for Optional Benefits (GL WB Rider)
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional benefits elected by the Contract owner. The charge is deducted quarterly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.65% - 1.50% of net asset base

Charges Incurred for Surrenders
This charge is assessed to reimburse the Company for the costs incurred when processing full or partial surrenders. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	0.00% - 7.00% of amount withdrawn that exceeds the annuity's inception-to-date investment earnings as well as the free amount

Expense Type	Range
Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	$15 - $25 per transfer, after the first 12 transfers in any calendar year

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Alger Capital Appreciation Portfolio, Class I-2
2024	1		$348.95	$348.95	$238	0.00%	1.40%	1.40%	46.06%	46.06%
2023	1		238.90	238.90	163	0.00%	1.40%	1.40%	41.15%	41.15%
2022	1		169.25	169.25	115	0.00%	1.40%	1.40%	(39.88)%	(37.40)%
2021	1		281.55	270.39	289	0.00%	1.25%	1.40%	22.31%	17.47%
2020	1		230.18	230.18	246	0.00%	1.40%	1.40%	39.78%	39.78%
Alger Large Cap Growth Portfolio, Class I-2
2024	0	*	324.62	324.62	75	0.00%	1.40%	1.40%	40.89%	40.89%
2023	1		230.41	230.41	162	0.00%	1.40%	1.40%	30.83%	30.83%
2022	1		176.11	176.11	129	0.00%	1.40%	1.40%	(42.43)%	(39.51)%
2021	1		305.90	291.13	220	0.00%	1.25%	1.40%	15.88%	10.29%
2020	1		263.97	263.97	200	0.21%	1.40%	1.40%	64.71%	64.71%
Alger Mid Cap Growth Portfolio, Class I-2
2024	0	*	160.66	160.66	10	0.00%	1.40%	1.40%	19.38%	19.38%
2023	0	*	134.58	134.58	8	0.00%	1.40%	1.40%	21.47%	21.47%
2022	0	*	110.80	110.80	7	0.00%	1.40%	1.40%	(39.61)%	(36.96)%
2021	1		183.46	175.76	116	0.00%	1.25%	1.40%	7.26%	2.75%
2020	1		171.05	171.05	113	0.00%	1.40%	1.40%	62.35%	62.35%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Alger Small Cap Growth Portfolio, Class I-2
2024	0	*	$160.49	$160.49	$41	0.39%	1.40%	1.40%	6.62%	6.62%
2023	0	*	150.52	150.52	39	0.00%	1.40%	1.40%	14.88%	14.88%
2022	0	*	131.03	131.03	34	0.00%	1.40%	1.40%	(41.84)%	471.52%
2021	1		225.29	22.93	238	0.00%	0.25%	1.40%	(2.65)%	(7.18)%
2020	2		231.41	24.70	290	1.22%	1.20%	1.40%	64.84%	65.11%
ALPS Alerian Energy Infrastructure Portfolio, Class III
2024	3		20.70	20.70	68	2.97%	1.20%	1.20%	38.91%	38.91%
2023	5		14.90	14.90	77	2.36%	1.20%	1.20%	12.55%	12.55%
2022	9		13.24	13.24	117	3.59%	1.20%	1.20%	9.83%	35.33%
2021	14		12.06	9.78	162	2.06%	0.20%	1.20%	43.69%	16.62%
2020	14		8.39	8.39	120	2.05%	1.20%	1.20%	(26.01)%	(26.01)%
ALPS Global Opportunity Portfolio, Class III
2024	5		22.01	19.62	105	7.98%	0.20%	1.20%	17.77%	16.59%
2023	7		18.69	16.83	113	0.00%	0.20%	1.20%	28.54%	27.27%
2022	10		14.54	13.22	138	11.61%	0.20%	1.20%	(29.30)%	(29.76)%
2021	11		20.56	18.82	212	4.38%	0.20%	1.20%	33.75%	13.64%
2020	12		15.37	16.56	180	9.56%	0.20%	1.20%	7.95%	9.05%
American Funds IS Capital World Growth and Income Fund, Class 4
2024	20		18.70	17.31	346	1.17%	0.20%	1.20%	13.47%	12.33%
2023	45		16.48	15.41	698	1.48%	0.20%	1.20%	20.41%	19.22%
2022	63		13.68	12.93	817	2.17%	0.20%	1.20%	(17.73)%	(18.55)%
2021	63		16.63	15.87	1,008	1.48%	0.20%	1.20%	18.53%	9.00%
2020	62		14.03	14.56	867	1.28%	0.20%	1.20%	7.29%	8.35%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Growth Fund, Class 4
2024	22	$24.55	$26.74	$584	0.18%	0.20%	1.20%	12.55%	29.72%
2023	70	21.81	20.61	1,451	0.18%	0.20%	1.20%	37.86%	36.50%
2022	76	15.82	15.10	1,156	0.10%	0.20%	1.20%	(30.25)%	(30.95)%
2021	79	22.69	21.87	1,738	0.06%	0.20%	1.20%	24.73%	20.23%
2020	79	18.19	18.19	1,435	0.23%	1.20%	1.20%	49.96%	49.96%
American Funds IS Growth-Income Fund, Class 4
2024	36	21.22	20.12	723	0.91%	0.40%	1.20%	23.42%	22.43%
2023	50	17.19	16.43	818	1.20%	0.40%	1.20%	25.32%	24.33%
2022	52	13.72	13.22	684	1.16%	0.40%	1.20%	(17.64)%	(17.70)%
2021	49	16.66	16.06	789	1.01%	0.20%	1.20%	26.90%	22.32%
2020	48	13.13	13.13	629	1.35%	1.20%	1.20%	11.92%	11.92%
American Funds IS International Fund, Class 4
2024	31	14.47	12.05	387	0.98%	0.20%	1.20%	2.72%	1.70%
2023	32	14.09	11.85	400	0.91%	0.20%	1.20%	15.33%	14.18%
2022	53	12.21	10.38	568	1.54%	0.20%	1.20%	(21.18)%	(20.42)%
2021	54	15.49	13.04	734	2.27%	0.20%	1.20%	13.14%	(17.43)%
2020	55	13.70	15.80	768	0.50%	0.20%	1.20%	12.26%	13.40%
American Funds IS New World Fund, Class 4
2024	20	17.31	16.29	326	1.18%	0.20%	1.20%	6.12%	5.06%
2023	20	16.31	15.51	311	0.96%	0.20%	1.20%	15.44%	14.29%
2022	31	14.13	13.57	427	1.10%	0.20%	1.20%	(24.23)%	(23.18)%
2021	32	18.65	17.66	562	0.64%	0.20%	1.20%	9.13%	1.31%
2020	32	17.09	17.44	549	0.05%	0.20%	1.20%	21.79%	23.05%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Washington Mutual Investors Fund, Class 4
2024	2	$18.43	$18.43	$41	0.95%	1.20%	1.20%	17.43%	17.43%
2023	6	15.69	15.69	101	1.41%	1.20%	1.20%	15.58%	15.58%
2022	14	13.58	13.58	192	1.98%	1.20%	1.20%	(13.03)%	(9.77)%
2021	11	15.61	15.05	170	0.99%	0.20%	1.20%	30.70%	25.99%
2020	18	11.94	11.94	219	1.95%	1.20%	1.20%	7.22%	7.22%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2024	15	14.89	14.89	216	2.15%	0.25%	0.25%	11.08%	11.08%
2023	15	13.40	13.40	195	1.92%	0.25%	0.25%	15.03%	15.03%
2022	15	11.65	11.65	169	1.86%	0.25%	0.25%	(15.36)%	(13.07)%
2021	15	13.77	13.40	200	1.38%	0.20%	1.20%	37.67%	34.04%
BlackRock Global Allocation V.I. Fund, Class III
2024	58	16.53	14.43	860	1.24%	0.25%	1.20%	8.65%	7.62%
2023	78	15.21	13.41	1,065	2.58%	0.25%	1.20%	12.21%	11.15%
2022	79	13.55	12.07	961	0.00%	0.25%	1.20%	(16.28)%	(17.07)%
2021	80	16.19	14.55	1,172	0.83%	0.20%	1.20%	17.00%	(4.60)%
2020	84	13.84	15.25	1,172	1.37%	0.25%	1.20%	19.30%	20.39%
BlackRock High Yield V.I., Class III
2024	40	14.43	13.82	572	6.71%	0.20%	1.20%	7.64%	6.56%
2023	47	13.40	12.97	632	6.31%	0.20%	1.20%	12.70%	11.58%
2022	58	11.89	11.62	688	5.05%	0.20%	1.20%	(15.93)%	(11.62)%
2021	67	14.14	13.15	901	4.28%	0.20%	1.20%	11.82%	3.65%
2020	79	12.65	12.69	1,009	5.48%	0.20%	1.20%	5.76%	6.79%
BNY Mellon IP Technology Growth Portfolio, Service Shares
2024	2	58.81	33.28	100	0.00%	0.25%	1.20%	25.07%	23.88%
2023	2	47.02	26.87	80	0.00%	0.25%	1.20%	58.61%	57.11%
2022	2	29.65	17.10	51	0.00%	0.25%	1.20%	(46.65)%	(47.16)%
2021	2	55.57	32.36	96	0.00%	0.25%	1.20%	63.18%	(34.57)%
2020	4	34.06	49.46	157	0.07%	0.25%	1.20%	67.56%	69.14%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares
2024	0	*	$127.99	$127.99	$14	0.52%	1.40%	1.40%	23.14%	23.14%
2023	0	*	103.94	103.94	11	0.72%	1.40%	1.40%	22.11%	22.11%
2022	0	*	85.12	85.12	9	0.52%	1.40%	1.40%	(27.07)%	(23.94)%
2021	0	*	116.72	111.92	12	0.74%	1.25%	1.40%	30.61%	25.23%
2020	0	*	89.37	89.37	10	1.16%	1.40%	1.40%	22.40%	22.40%
BNY Mellon VIF Growth and Income Portfolio, Initial Shares
2024	-		-	-	-	0.86%	1.40%	1.40%	11.19%	11.19%
2023	1		121.44	121.44	91	0.65%	1.40%	1.40%	24.93%	24.93%
2022	1		97.20	97.20	77	0.79%	1.40%	1.40%	(19.41)%	(16.00)%
2021	1		120.62	115.72	96	0.48%	1.25%	1.40%	29.13%	23.88%
2020	1		93.41	93.41	77	0.84%	1.40%	1.40%	22.91%	22.91%
ClearBridge Variable Large Cap Growth Portfolio, Class II
2024	15		29.18	27.03	418	0.00%	0.20%	1.20%	27.31%	26.03%
2023	20		22.92	21.44	440	0.00%	0.20%	1.20%	43.38%	41.96%
2022	27		15.99	15.11	413	0.00%	0.20%	1.20%	(32.55)%	(33.22)%
2021	27		23.70	22.62	620	0.00%	0.20%	1.20%	25.93%	15.84%
2020	34		18.82	19.53	646	0.02%	0.20%	1.20%	28.84%	30.19%
ClearBridge Variable Mid Cap Portfolio, Class II
2024	2		15.48	15.48	30	0.30%	1.20%	1.20%	8.41%	8.41%
2023	4		14.27	14.27	59	0.02%	1.20%	1.20%	11.28%	11.28%
2022	7		12.83	12.83	87	0.09%	1.20%	1.20%	(29.75)%	(26.39)%
2021	7		18.26	17.43	119	0.03%	0.20%	1.20%	32.93%	26.86%
2020	7		13.74	13.74	103	0.04%	1.20%	1.20%	13.72%	13.72%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
ClearBridge Variable Small Cap Growth Portfolio, Class II
2024	16	$20.45	$18.33	$291	0.00%	0.20%	1.20%	4.03%	2.98%
2023	22	19.66	17.80	401	0.00%	0.20%	1.20%	7.91%	6.84%
2022	35	18.22	16.66	589	0.00%	0.20%	1.20%	(29.69)%	(29.85)%
2021	38	25.91	23.75	918	0.00%	0.20%	1.20%	21.07%	3.53%
2020	37	21.40	22.94	798	0.00%	0.20%	1.20%	41.19%	42.60%
Columbia VP Seligman Global Technology Fund, Class 1
2024	9	84.53	84.53	753	0.00%	1.40%	1.40%	25.14%	25.14%
2023	9	67.55	67.55	606	0.00%	1.40%	1.40%	43.27%	43.27%
2022	9	47.15	47.15	426	0.00%	1.40%	1.40%	(33.76)%	(32.67)%
2021	15	71.17	70.03	1,041	0.40%	1.25%	1.40%	39.33%	35.09%
2020	15	51.08	51.84	763	0.00%	1.25%	1.40%	44.17%	44.39%
Columbia VP Strategic Income Fund, Class 2
2023	-	-	-	-	0.00%	1.20%	1.20%	2.32%	2.32%
2022	3	9.98	9.98	30	2.72%	1.20%	1.20%	(15.72)%	(12.57)%
2021	3	11.84	11.41	34	5.25%	0.20%	1.20%	4.17%	0.42%
2020	3	11.36	11.36	34	3.67%	1.20%	1.20%	5.31%	5.31%
Delaware VIP International Series, Service Class
2024	-	-	-	-	2.06%	1.20%	1.20%	1.48%	1.48%
2023	2	9.76	9.76	15	1.58%	1.20%	1.20%	11.93%	11.93%
2022	3	8.90	8.72	22	1.27%	0.20%	1.20%	(16.93)%	(19.40)%
2021	4	10.71	10.82	42	0.93%	0.20%	1.20%	5.35%	6.42%
2020	4	10.17	10.17	39	0.00%	2.00%	1.20%	1.70%	1.74%
Dimensional VA Equity Allocation Portfolio, Institutional
2024	1	20.24	20.24	20	1.86%	0.55%	0.55%	14.46%	14.46%
2023	1	17.69	17.69	20	2.03%	0.55%	0.55%	19.49%	19.49%
2022	1	14.80	14.80	20	1.79%	0.55%	0.55%	(14.15)%	(13.64)%
2021	1	17.24	17.14	24	2.16%	0.55%	0.75%	23.69%	22.95%
2020	1	13.94	13.94	20	1.99%	0.20%	0.20%	39.39%	39.39%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Dimensional VA Global Moderate Allocation Portfolio, Institutional
2024	10	$16.60	$16.60	$173	2.72%	0.55%	0.55%	11.37%	11.37%
2023	11	14.91	14.91	165	2.66%	0.55%	0.55%	14.10%	14.10%
2022	12	13.07	13.07	154	1.43%	0.55%	0.55%	(11.44)%	(10.91)%
2021	12	14.76	14.67	184	1.41%	0.55%	0.75%	13.58%	12.90%
2020	13	12.99	12.99	170	1.24%	0.20%	0.20%	29.91%	29.91%
Dimensional VA International Small Portfolio
2024	2	12.23	12.23	23	3.50%	0.55%	0.55%	3.24%	3.24%
2023	2	11.84	11.84	21	3.19%	0.55%	0.55%	13.49%	13.49%
2022	2	10.44	10.44	18	2.60%	0.55%	0.55%	(18.09)%	(10.88)%
2021	2	12.74	11.71	21	2.58%	0.55%	1.55%	13.94%	4.71%
2020	2	11.18	11.18	18	2.52%	0.55%	0.55%	8.79%	8.79%
Dimensional VA International Value Portfolio
2024	2	13.69	13.69	29	4.02%	0.55%	0.55%	6.03%	6.03%
2023	2	12.91	12.91	26	4.82%	0.55%	0.55%	17.21%	17.21%
2022	2	11.01	11.01	22	3.81%	0.55%	0.55%	(3.99)%	5.12%
2021	2	11.47	10.48	25	3.96%	0.55%	1.55%	17.47%	7.29%
2020	2	9.76	9.76	21	2.92%	0.55%	0.55%	(2.27)%	(2.27)%
Dimensional VA US Large Value Portfolio
2024	9	17.15	17.15	154	2.05%	0.55%	0.55%	12.76%	12.76%
2023	9	15.21	15.21	139	2.35%	0.55%	0.55%	10.32%	10.32%
2022	9	13.79	13.79	124	2.16%	0.55%	0.55%	(5.40)%	5.95%
2021	10	14.58	13.02	146	1.73%	0.55%	1.55%	26.34%	12.81%
2020	10	11.54	11.54	119	3.86%	0.55%	0.55%	(1.88)%	(1.88)%
Dimensional VA US Targeted Value Portfolio
2023	-	-	-	-	0.00%	1.55%	1.55%	(5.42)%	(5.42)%
2022	1	13.27	13.27	7	1.32%	1.55%	1.55%	(13.10)%	(5.68)%
2021	1	15.27	14.07	8	1.44%	0.55%	1.55%	49.28%	37.53%
2020	1	10.23	10.23	6	0.49%	1.55%	1.55%	2.41%	2.41%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
DWS Capital Growth VIP, Class B
2024	-		$-	$-	$-	0.00%	1.20%	1.20%	16.86%	16.86%
2023	5		25.27	25.27	137	0.00%	1.20%	1.20%	36.53%	36.53%
2022	5		18.51	18.51	100	0.00%	1.20%	1.20%	(64.39)%	(31.73)%
2021	5		51.97	27.11	147	0.00%	0.20%	1.20%	131.94%	(36.28)%
2020	6		22.41	42.54	156	0.29%	0.25%	1.20%	37.04%	38.35%
Eaton Vance VT Floating-Rate Income, Initial Class
2024	3		12.88	12.92	41	8.12%	0.20%	1.20%	3.23%	6.39%
2023	19		12.48	12.14	228	8.20%	0.20%	1.20%	10.99%	9.89%
2022	23		11.24	11.05	259	4.81%	0.20%	1.20%	(7.32)%	(3.66)%
2021	13		12.13	11.47	155	2.88%	0.20%	1.20%	8.02%	2.11%
2020	19		11.23	11.23	210	3.66%	1.20%	1.20%	0.80%	0.80%
Empower Aggressive Profile Fund, Investor Class
2024	0	*	17.27	17.27	1	0.09%	1.20%	1.20%	10.60%	10.60%
2023	3		15.62	15.62	47	3.09%	1.20%	1.20%	15.55%	15.55%
2022	3		13.51	13.51	45	1.52%	1.20%	1.20%	(20.01)%	(16.18)%
2021	4		16.90	16.12	58	4.22%	0.20%	1.20%	23.72%	18.06%
2020	6		13.66	13.66	78	1.07%	1.20%	1.20%	10.67%	10.67%
Empower Ariel Mid Cap Value Fund, Investor Class
2024	-		-	-	-	0.93%	1.20%	1.20%	5.61%	5.61%
2023	1		14.90	14.90	8	2.13%	1.20%	1.20%	9.13%	9.13%
2022	1		13.65	13.65	11	4.94%	1.20%	1.20%	(55.84)%	(13.98)%
2021	1		30.91	15.87	13	2.12%	0.20%	1.20%	104.68%	(34.24)%
2020	9		15.10	24.13	123	2.83%	0.45%	1.20%	7.78%	8.59%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Bond Index Fund, Investor Class
2024	25	$10.44	$9.69	$260	2.29%	0.20%	1.20%	0.62%	(0.39)%
2023	37	10.37	9.72	373	1.98%	0.20%	1.20%	4.81%	3.77%
2022	49	9.90	9.37	471	1.16%	0.20%	1.20%	(20.35)%	(14.71)%
2021	50	12.43	10.99	565	0.81%	0.20%	1.20%	9.09%	(6.85)%
2020	51	11.39	11.79	612	1.96%	0.20%	1.20%	5.77%	6.94%
Empower Conservative Profile Fund, Class L
2024	48	12.84	11.89	574	2.04%	0.20%	1.20%	4.59%	3.54%
2023	51	12.27	11.48	592	2.02%	0.20%	1.20%	7.82%	6.75%
2022	61	11.38	10.76	663	1.09%	0.20%	1.20%	(10.33)%	(11.22)%
2021	65	12.70	12.12	788	1.36%	0.20%	1.20%	9.83%	1.03%
2020	93	11.56	11.99	1,075	1.11%	0.20%	1.20%	6.63%	7.72%
Empower Conservative Profile Fund, Investor Class
2024	34	13.03	12.11	425	2.44%	0.25%	1.20%	4.82%	3.83%
2023	62	12.43	11.66	742	3.11%	0.25%	1.20%	7.98%	6.96%
2022	61	11.51	10.90	679	2.06%	0.25%	1.20%	(10.37)%	(11.00)%
2021	35	12.84	12.25	443	2.09%	0.20%	1.20%	10.12%	1.48%
2020	51	11.66	12.07	606	2.13%	0.25%	1.20%	6.97%	7.90%
Empower Core Bond Fund, Investor Class
2024	18	10.79	10.62	206	3.16%	0.20%	0.40%	1.32%	1.12%
2023	18	10.65	10.50	202	2.32%	0.20%	0.40%	5.99%	5.78%
2022	23	10.04	9.63	234	1.14%	0.20%	1.20%	(23.35)%	(15.72)%
2021	23	13.10	11.42	275	0.79%	0.20%	1.20%	11.58%	(4.88)%
2020	27	11.74	12.01	332	3.25%	0.20%	1.20%	6.73%	7.80%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Emerging Markets Equity Fund, Investor Class
2024	2	$10.15	$10.55	$25	1.20%	0.20%	0.25%	5.10%	9.57%
2023	4	9.65	9.63	38	2.00%	0.20%	0.25%	9.45%	9.40%
2022	5	8.82	8.42	41	1.30%	0.20%	1.20%	(22.49)%	(23.26)%
2021	4	11.38	10.97	50	1.24%	0.20%	1.20%	(2.04)%	(8.07)%
2020	5	11.62	11.93	55	4.90%	0.20%	1.20%	18.17%	19.33%
Empower Global Bond Fund, Investor Class
2024	6	9.13	8.10	53	1.13%	0.20%	1.20%	(1.07)%	(2.06)%
2023	24	9.23	8.27	209	0.80%	0.20%	1.20%	4.92%	3.88%
2022	35	8.79	7.96	286	0.74%	0.20%	1.20%	(21.16)%	(14.82)%
2021	35	11.15	9.35	338	0.07%	0.20%	1.20%	9.18%	(15.47)%
2020	37	10.21	11.06	388	1.17%	0.20%	1.20%	4.12%	5.11%
Empower Government Money Market Fund, Investor Class
2024	-	-	-	-	2.27%	0.20%	1.20%	2.18%	1.72%
2023	166	10.84	9.93	1,724	4.43%	0.20%	1.20%	4.33%	3.30%
2022	183	10.39	9.62	1,835	0.92%	0.20%	1.20%	1.02%	2.11%
2021	267	10.29	9.42	2,659	0.01%	0.20%	1.20%	5.72%	(8.62)%
2020	374	9.73	10.31	3,744	0.31%	0.20%	1.20%	(0.91)%	0.05%
Empower High Yield Bond Fund, Class I
2024	15	13.61	13.61	198	3.51%	1.20%	1.20%	6.35%	6.35%
2023	21	12.79	12.79	267	5.31%	1.20%	1.20%	9.81%	9.81%
2022	25	15.75	11.65	295	3.19%	0.25%	1.20%	(12.01)%	(11.68)%
2021	28	17.90	13.19	371	2.79%	0.20%	1.20%	31.76%	(23.80)%
2020	47	13.58	17.31	622	3.79%	0.25%	1.20%	13.96%	10.54%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Inflation-Protected Securities Fund, Investor Class
2024	1	$11.27	$10.80	$8	2.32%	0.20%	1.20%	0.07%	1.57%
2023	2	11.26	10.64	27	4.20%	0.20%	1.20%	4.55%	3.51%
2022	2	10.77	10.28	25	4.93%	0.20%	1.20%	(9.10)%	(10.00)%
2021	3	11.85	11.42	31	2.47%	0.20%	1.20%	7.38%	0.78%
2020	3	11.03	11.33	30	1.12%	0.20%	1.20%	6.29%	7.35%
Empower International Growth Fund, Investor Class
2024	1	16.32	13.09	14	0.64%	0.20%	1.20%	6.15%	2.81%
2023	6	15.37	12.73	89	0.00%	0.20%	1.20%	16.31%	15.16%
2022	10	13.22	11.05	119	0.00%	0.20%	1.20%	(45.27)%	(31.18)%
2021	10	24.15	16.06	163	0.14%	0.20%	1.20%	57.55%	(10.61)%
2020	11	15.33	17.97	182	0.00%	0.20%	1.20%	26.80%	28.10%
Empower International Index Fund, Investor Class
2024	26	15.73	13.03	404	1.37%	0.20%	1.20%	2.71%	1.69%
2023	56	15.32	12.81	849	2.35%	0.20%	1.20%	17.28%	16.12%
2022	60	13.06	11.03	765	1.69%	0.20%	1.20%	(31.62)%	(15.76)%
2021	63	19.10	13.10	946	2.26%	0.20%	1.20%	59.57%	(5.69)%
2020	60	11.97	13.89	824	1.81%	0.20%	1.20%	6.28%	7.31%
Empower International Value Fund, Investor Class
2024	10	16.47	15.08	165	1.21%	0.20%	1.20%	5.25%	4.20%
2023	18	15.65	14.47	285	1.43%	0.20%	1.20%	17.79%	16.62%
2022	22	13.28	12.41	287	1.14%	0.20%	1.20%	(39.80)%	(16.19)%
2021	23	22.06	14.80	356	1.64%	0.20%	1.20%	63.23%	4.34%
2020	23	13.52	14.19	335	0.84%	0.20%	1.20%	8.40%	9.55%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Large Cap Growth Fund, Investor Class
2024	11	$38.39	$36.41	$414	0.00%	0.20%	1.20%	25.19%	23.94%
2023	15	30.66	29.37	447	0.09%	0.20%	1.20%	33.31%	31.99%
2022	18	23.00	22.26	405	0.35%	0.20%	1.20%	(25.65)%	(24.07)%
2021	19	30.94	29.31	561	0.91%	0.20%	1.20%	26.03%	17.85%
2020	29	24.55	24.87	720	2.95%	0.20%	1.20%	39.80%	41.15%
Empower Large Cap Value Fund, Investor Class
2024	10	17.04	16.39	166	0.06%	0.45%	1.20%	14.86%	13.99%
2023	15	14.83	14.38	211	0.02%	0.45%	1.20%	11.78%	10.94%
2022	41	13.27	12.96	528	0.05%	0.45%	1.20%	(4.49)%	(4.68)%
2021	48	13.90	13.60	657	0.33%	0.20%	1.20%	27.22%	23.37%
2020	59	10.92	11.02	647	0.07%	0.45%	1.20%	2.46%	3.24%
Empower Lifetime 2015 Fund, Investor Class
2022	-	-	-	-	0.00%	0.20%	1.20%	(12.44)%	(13.30)%
Empower Lifetime 2020 Fund, Investor Class
2024	22	14.76	14.76	321	2.88%	1.20%	1.20%	5.67%	5.67%
2023	22	13.97	13.97	303	2.70%	1.20%	1.20%	9.65%	9.65%
2022	23	12.74	12.74	289	2.04%	1.20%	1.20%	(18.50)%	(13.99)%
2021	23	15.63	14.81	336	2.30%	0.20%	1.20%	13.83%	7.86%
2020	23	13.73	13.73	311	2.17%	1.20%	1.20%	10.03%	10.03%
Empower Lifetime 2025 Fund, Investor Class
2024	36	15.36	15.36	553	2.43%	1.20%	1.20%	6.04%	6.04%
2023	36	14.48	14.48	523	2.30%	1.20%	1.20%	10.58%	10.58%
2022	44	13.10	13.10	578	1.67%	1.20%	1.20%	(19.34)%	(14.86)%
2021	44	16.24	15.38	678	2.14%	0.20%	1.20%	14.90%	8.85%
2020	45	14.13	14.13	631	2.07%	1.20%	1.20%	10.92%	10.92%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Empower Lifetime 2030 Fund, Investor Class
2024	14		$16.30	$16.30	$222	2.70%	1.20%	1.20%	6.77%	6.77%
2023	15		15.27	15.27	226	1.79%	1.20%	1.20%	11.72%	11.72%
2022	30		13.67	13.67	414	1.84%	1.20%	1.20%	(20.06)%	(14.68)%
2021	30		17.09	16.02	492	2.53%	0.20%	1.20%	16.37%	9.03%
2020	30		14.69	14.69	447	2.23%	1.20%	1.20%	11.29%	11.29%
Empower Lifetime 2035 Fund, Investor Class
2024	25		18.69	17.21	462	2.15%	0.25%	1.20%	8.92%	7.88%
2023	26		17.16	15.95	427	1.64%	0.25%	1.20%	14.11%	13.04%
2022	45		15.04	14.11	649	1.47%	0.25%	1.20%	(15.83)%	(15.93)%
2021	45		17.87	16.79	776	2.33%	0.20%	1.20%	18.33%	6.34%
2020	45		15.10	15.79	690	0.00%	0.25%	1.20%	11.92%	13.00%
Empower Lifetime 2040 Fund, Investor Class
2024	0	*	18.19	18.19	5	2.01%	1.20%	1.20%	8.86%	8.86%
2023	0	*	16.71	16.71	7	2.25%	1.20%	1.20%	14.35%	14.35%
2022	0	*	14.61	14.61	7	1.55%	1.20%	1.20%	(21.64)%	(15.59)%
2021	1		18.64	17.31	12	2.85%	0.20%	1.20%	20.03%	11.43%
2020	1		15.53	15.53	10	1.27%	1.20%	1.20%	12.23%	12.23%
Empower Mid Cap Value Fund, Investor Class
2024	2		19.08	19.08	45	4.82%	1.20%	1.20%	14.29%	14.29%
2023	5		16.69	16.69	89	0.32%	1.20%	1.20%	13.78%	13.78%
2022	14		14.67	14.67	200	0.56%	1.20%	1.20%	(17.63)%	(6.67)%
2021	16		17.81	15.72	274	16.69%	0.20%	1.20%	36.14%	20.16%
2020	17		13.08	13.08	228	0.73%	1.20%	1.20%	(1.50)%	(1.50)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Moderate Profile Fund, Class L
2024	592	$15.20	$14.08	$8,398	1.04%	0.20%	1.20%	7.40%	6.33%
2023	771	14.16	13.24	10,260	1.86%	0.20%	1.20%	11.42%	10.31%
2022	990	12.71	12.00	11,928	1.78%	0.20%	1.20%	(12.33)%	(13.20)%
2021	1,034	14.49	13.83	14,343	1.94%	0.20%	1.20%	15.50%	6.25%
2020	1,075	12.55	13.02	13,521	1.00%	0.20%	1.20%	9.68%	10.79%
Empower Moderate Profile Fund, Investor Class
2024	145	15.21	14.36	2,089	2.36%	0.45%	1.20%	7.46%	6.65%
2023	211	14.15	13.46	2,850	3.31%	0.45%	1.20%	11.43%	10.60%
2022	309	12.70	12.17	3,765	2.18%	0.45%	1.20%	(13.43)%	(13.07)%
2021	405	14.67	14.00	5,681	3.29%	0.20%	1.20%	15.94%	6.85%
2020	446	12.65	13.10	5,653	1.61%	0.25%	1.20%	9.94%	10.97%
Empower Moderately Aggressive Profile Fund, Investor Class
2024	44	16.52	15.30	717	3.05%	0.20%	1.20%	9.12%	8.03%
2023	48	15.14	14.16	723	1.93%	0.20%	1.20%	13.38%	12.25%
2022	75	13.35	12.62	985	1.57%	0.20%	1.20%	(13.27)%	(14.13)%
2021	76	15.40	14.69	1,143	4.59%	0.20%	1.20%	18.29%	8.81%
2020	76	13.02	13.50	1,009	1.82%	0.20%	1.20%	10.39%	11.50%
Empower Moderately Conservative Profile Fund, Class L
2024	190	13.94	12.91	2,599	1.93%	0.20%	1.20%	6.06%	5.00%
2023	240	13.14	12.29	3,071	2.28%	0.20%	1.20%	9.40%	8.31%
2022	262	12.01	11.35	3,075	1.17%	0.20%	1.20%	(11.19)%	(12.07)%
2021	275	13.52	12.91	3,642	2.41%	0.20%	1.20%	12.72%	3.69%
2020	255	12.00	12.45	3,121	0.74%	0.20%	1.20%	7.88%	8.98%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Moderately Conservative Profile Fund, Investor Class
2024	50	$14.21	$13.16	$688	2.78%	0.20%	1.20%	6.23%	5.17%
2023	64	13.37	12.51	829	3.01%	0.20%	1.20%	9.68%	8.59%
2022	75	12.19	11.52	881	1.63%	0.20%	1.20%	(10.99)%	(11.88)%
2021	87	13.70	13.07	1,153	2.52%	0.20%	1.20%	12.99%	3.93%
2020	125	12.13	12.58	1,544	1.67%	0.20%	1.20%	8.26%	9.35%
Empower Multi-Sector Bond Fund, Investor Class
2024	23	16.11	12.02	313	3.25%	0.25%	1.20%	4.88%	3.88%
2023	35	15.36	11.57	446	3.16%	0.25%	1.20%	7.61%	6.60%
2022	40	14.28	10.86	476	2.29%	0.25%	1.20%	(11.64)%	(12.47)%
2021	44	16.16	12.40	598	2.11%	0.20%	1.20%	29.19%	(22.74)%
2020	67	12.51	16.05	884	3.24%	0.25%	1.20%	8.37%	8.83%
Empower Real Estate Index Fund, Investor Class
2024	8	13.52	13.58	110	2.30%	0.20%	1.20%	7.33%	6.25%
2023	11	12.60	12.78	154	1.66%	0.20%	1.20%	13.08%	11.96%
2022	14	11.14	11.41	169	1.67%	0.20%	1.20%	(41.70)%	(23.98)%
2021	15	19.11	15.01	241	0.54%	0.20%	1.20%	73.58%	42.58%
2020	28	11.01	10.53	310	1.63%	0.20%	1.20%	(12.64)%	(11.74)%
Empower S&P 500 Index Fund, Investor Class
2024	184	28.50	27.87	6,379	0.47%	0.20%	1.20%	24.08%	22.84%
2023	314	22.97	22.69	8,379	0.44%	0.20%	1.20%	25.36%	24.12%
2022	408	18.32	18.28	8,475	0.34%	0.20%	1.20%	(55.09)%	(18.08)%
2021	578	40.79	22.31	14,349	0.37%	0.20%	1.20%	85.97%	26.67%
2020	626	21.94	17.62	12,198	0.80%	0.20%	1.20%	16.37%	17.52%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower S&P Mid Cap 400 Index Fund, Investor Class
2024	38	$20.08	$20.22	$881	0.74%	0.20%	1.20%	13.04%	11.91%
2023	89	17.76	18.07	1,769	0.44%	0.20%	1.20%	15.53%	14.38%
2022	128	15.38	15.80	2,173	0.43%	0.20%	1.20%	(53.24)%	(10.48)%
2021	138	32.88	17.64	2,739	1.40%	0.20%	1.20%	117.88%	22.53%
2020	153	15.09	14.40	2,497	1.06%	0.20%	1.20%	11.78%	12.85%
Empower S&P Small Cap 600 Index Fund, Investor Class
2024	47	17.95	18.99	1,094	0.56%	0.20%	1.20%	7.72%	6.65%
2023	86	16.66	17.81	1,802	0.54%	0.20%	1.20%	15.24%	14.09%
2022	115	14.46	15.61	2,035	0.47%	0.20%	1.20%	(57.54)%	(9.18)%
2021	125	34.06	17.18	2,670	1.93%	0.20%	1.20%	124.06%	24.44%
2020	144	15.20	13.81	2,462	1.57%	0.20%	1.20%	9.60%	10.73%
Empower SecureFoundation Balanced Fund, Class L
2024	579	16.06	15.87	9,070	2.33%	0.20%	1.20%	7.67%	6.59%
2023	720	14.92	14.89	10,570	2.07%	0.20%	1.20%	12.67%	11.55%
2022	1,060	13.24	13.35	13,928	1.56%	0.20%	1.20%	(39.26)%	(12.02)%
2021	1,299	21.80	15.17	20,244	1.91%	0.20%	1.20%	43.70%	7.78%
2020	1,564	15.17	14.08	22,303	2.14%	0.20%	1.20%	12.19%	13.35%
Empower Short Duration Bond Fund, Investor Class
2024	109	11.74	10.81	1,280	4.26%	0.20%	1.20%	4.03%	2.99%
2023	113	11.29	10.49	1,277	2.35%	0.20%	1.20%	5.46%	4.41%
2022	115	10.70	10.05	1,240	1.48%	0.20%	1.20%	(11.23)%	(5.24)%
2021	118	12.06	10.61	1,336	1.03%	0.20%	1.20%	12.11%	(5.52)%
2020	120	10.75	11.23	1,371	2.06%	0.20%	1.20%	3.40%	4.42%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Small Cap Growth Fund, Investor Class
2024	1	$22.36	$22.36	$20	0.37%	1.20%	1.20%	9.17%	9.17%
2023	1	20.48	20.48	30	0.00%	1.20%	1.20%	14.38%	14.38%
2022	3	17.90	17.90	52	0.46%	1.20%	1.20%	(30.13)%	(21.82)%
2021	4	25.62	22.90	98	6.65%	0.20%	1.20%	18.64%	2.37%
2020	5	21.60	22.37	111	7.03%	0.45%	1.20%	35.24%	36.32%
Empower Small Cap Value Fund, Investor Class
2024	14	17.45	18.40	281	0.00%	0.20%	1.20%	7.99%	6.91%
2023	20	16.16	17.21	366	0.05%	0.20%	1.20%	17.58%	16.41%
2022	19	13.74	14.78	311	0.05%	0.20%	1.20%	(51.97)%	(2.46)%
2021	29	28.61	15.15	516	3.41%	0.20%	1.20%	122.17%	29.14%
2020	30	12.88	11.73	406	0.00%	0.20%	1.20%	1.96%	2.93%
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
2024	27	41.69	21.11	737	0.00%	0.25%	1.20%	8.78%	7.74%
2023	39	38.33	19.59	919	0.00%	0.25%	1.20%	19.62%	18.49%
2022	51	32.04	16.54	984	0.02%	0.25%	1.20%	(22.99)%	(23.71)%
2021	50	41.60	21.68	1,274	0.18%	0.20%	1.20%	117.77%	(40.32)%
2020	56	19.10	36.32	1,257	0.00%	0.25%	1.20%	22.62%	23.79%
Empower U.S. Government Securities Fund, Investor Class
2024	45	10.28	10.72	478	2.63%	0.20%	0.45%	0.55%	0.30%
2023	47	10.22	10.69	495	2.38%	0.20%	0.45%	4.24%	3.98%
2022	50	9.81	9.24	507	1.39%	0.20%	1.20%	(18.15)%	(13.13)%
2021	52	11.98	10.64	596	0.65%	0.20%	1.20%	8.88%	(7.04)%
2020	55	11.01	11.45	645	0.92%	0.20%	1.20%	4.62%	5.69%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Federated Hermes High Income Bond Fund II, Service Shares
2024	9		$12.70	$11.94	$105	5.26%	0.40%	1.20%	5.43%	4.58%
2023	9		12.05	11.42	104	5.75%	0.40%	1.20%	12.02%	11.13%
2022	11		10.75	10.28	113	5.33%	0.40%	1.20%	(13.09)%	(12.97)%
2021	12		12.37	11.81	143	5.21%	0.20%	1.20%	8.14%	0.21%
2020	18		11.44	11.78	210	6.42%	0.40%	1.20%	4.21%	5.02%
Fidelity VIP Asset Manager Portfolio, Initial Class
2024	1		73.65	69.85	98	2.09%	1.25%	1.40%	7.14%	6.98%
2023	2		68.74	65.29	128	2.00%	1.25%	1.40%	11.54%	11.38%
2022	3		61.63	58.62	157	2.07%	1.25%	1.40%	(15.99)%	(16.12)%
2021	3		73.36	69.88	201	1.51%	1.25%	1.40%	13.78%	3.41%
2020	3		64.47	67.58	203	1.65%	1.25%	1.40%	13.27%	13.45%
Fidelity VIP Balanced Portfolio, Service Class 2
2024	170		21.02	19.47	3,518	1.70%	0.20%	1.20%	15.40%	14.24%
2023	184		18.22	17.04	3,303	1.55%	0.20%	1.20%	20.99%	19.79%
2022	179		15.06	14.23	2,665	1.05%	0.20%	1.20%	(18.35)%	(19.16)%
2021	199		18.44	17.60	3,627	0.73%	0.20%	1.20%	22.16%	12.38%
2020	205		15.10	15.66	3,177	1.40%	0.20%	1.20%	20.67%	21.87%
Fidelity VIP Contrafund Portfolio
2024	0	*	206.45	206.45	16	0.19%	1.40%	1.40%	31.92%	31.92%
2023	0	*	156.49	156.49	12	0.50%	1.40%	1.40%	31.60%	31.60%
2022	0	*	118.91	118.91	9	0.51%	1.40%	1.40%	(30.17)%	(27.34)%
2021	0	*	170.30	163.65	13	0.06%	1.25%	1.40%	31.18%	26.06%
2020	0	*	129.82	129.82	10	0.27%	1.40%	1.40%	28.79%	28.79%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Fidelity VIP Government Money Market Portfolio, Initial Class
2024	169		$10.30	$15.25	$1,842	4.81%	0.20%	1.40%	0.00%	3.64%
2023	2		14.72	14.72	29	4.79%	1.40%	1.40%	3.44%	3.44%
2022	2		14.23	14.23	29	1.41%	1.40%	1.40%	(4.00)%	0.03%
2021	2		14.82	14.22	30	0.01%	1.25%	1.40%	2.76%	(1.38)%
2020	2		14.42	14.42	30	0.35%	1.40%	1.40%	(1.09)%	(1.09)%
Fidelity VIP Growth Opportunities Portfolio, Initial Class
2024	0	*	155.56	155.56	30	0.00%	1.40%	1.40%	36.95%	36.95%
2023	0	*	113.59	113.59	24	0.00%	1.40%	1.40%	43.63%	43.63%
2022	0	*	79.08	79.08	18	0.00%	1.40%	1.40%	(41.42)%	(39.01)%
2021	0	*	135.00	129.67	34	0.00%	1.25%	1.40%	14.93%	10.39%
2020	0	*	117.47	117.47	33	0.02%	1.40%	1.40%	66.31%	66.31%
Fidelity VIP Growth Portfolio, Initial Class
2024	0	*	393.72	393.72	37	0.00%	1.40%	1.40%	28.57%	28.57%
2023	0	*	306.23	306.23	29	0.13%	1.40%	1.40%	34.35%	34.35%
2022	0	*	227.94	227.94	22	0.62%	1.40%	1.40%	(29.35)%	(25.51)%
2021	0	*	322.64	305.98	31	0.00%	1.25%	1.40%	28.12%	21.50%
2020	0	*	251.83	251.83	26	0.08%	1.40%	1.40%	41.89%	41.89%
Fidelity VIP High Income Portfolio, Initial Class
2024	0	*	69.02	69.02	21	6.05%	1.40%	1.40%	7.45%	7.45%
2023	0	*	64.23	64.23	19	5.71%	1.40%	1.40%	8.95%	8.95%
2022	0	*	58.96	58.96	18	3.36%	1.40%	1.40%	(17.23)%	(12.60)%
2021	1		71.24	67.46	65	5.36%	1.25%	1.40%	8.72%	2.96%
2020	1		65.53	65.53	64	5.47%	1.40%	1.40%	1.32%	1.32%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Fidelity VIP Index 500 Portfolio, Initial Class
2024	0	*	$807.06	$807.06	$84	0.90%	1.40%	1.40%	23.15%	23.15%
2023	0	*	655.33	655.33	181	1.48%	1.40%	1.40%	24.45%	24.45%
2022	0	*	526.60	526.60	152	1.46%	1.40%	1.40%	(22.84)%	(19.35)%
2021	0	*	682.52	652.93	193	1.27%	1.25%	1.40%	32.54%	26.79%
2020	0	*	514.97	514.97	152	1.92%	1.40%	1.40%	16.59%	16.59%
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2
2024	12		18.49	17.12	207	0.59%	0.20%	1.20%	7.71%	6.63%
2023	12		17.17	16.06	199	0.15%	0.20%	1.20%	26.93%	25.67%
2022	14		13.53	12.78	176	0.09%	0.20%	1.20%	(26.72)%	(27.45)%
2021	15		18.46	17.61	258	0.00%	0.20%	1.20%	16.07%	6.78%
2020	16		15.90	16.50	262	0.14%	0.20%	1.20%	20.47%	21.65%
Fidelity VIP Investment Grade Bond Portfolio, Initial Class
2024	0	*	33.37	33.37	12	3.50%	1.40%	1.40%	0.37%	0.37%
2023	0	*	33.24	33.24	12	2.61%	1.40%	1.40%	4.73%	4.73%
2022	0	*	31.74	31.74	12	2.27%	1.40%	1.40%	(17.67)%	(14.17)%
2021	0	*	38.55	36.98	14	2.04%	1.25%	1.40%	2.18%	(1.99)%
2020	0	*	37.73	37.73	14	2.38%	1.40%	1.40%	7.87%	7.87%
Fidelity VIP Overseas Portfolio, Initial Class
2024	0	*	54.47	54.47	5	1.65%	1.40%	1.40%	3.58%	3.58%
2023	0	*	52.59	52.59	5	1.06%	1.40%	1.40%	18.84%	18.84%
2022	0	*	44.25	44.25	4	0.17%	1.40%	1.40%	(29.34)%	(25.53)%
2021	2		62.62	59.43	104	0.54%	1.25%	1.40%	24.39%	18.04%
2020	2		50.35	50.35	88	0.49%	1.40%	1.40%	14.01%	14.01%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
First Trust/Dow Jones Dividend & Income Allocation Portfolio
2024	0	*	$14.23	$14.23	$6	1.01%	1.20%	1.20%	4.74%	4.74%
2023	4		13.58	13.58	48	2.16%	1.20%	1.20%	9.19%	9.19%
2022	4		12.44	12.44	52	1.43%	1.20%	1.20%	(17.21)%	(13.25)%
2021	4		15.03	14.34	60	0.88%	0.20%	1.20%	16.22%	10.91%
2020	6		12.93	12.93	77	1.56%	1.20%	1.20%	6.50%	6.50%
Franklin Income VIP Fund, Class 4
2024	27		14.83	14.83	397	4.66%	1.20%	1.20%	5.79%	5.79%
2023	48		14.02	14.02	671	4.89%	1.20%	1.20%	7.26%	7.26%
2022	51		13.07	13.07	660	4.71%	1.20%	1.20%	(9.37)%	(5.66)%
2021	48		14.42	13.85	668	4.52%	0.20%	1.20%	18.56%	13.90%
2020	61		12.16	12.16	744	6.03%	1.20%	1.20%	(0.64)%	(0.64)%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
2024	1		12.06	10.32	14	1.95%	0.20%	1.20%	2.91%	1.88%
2023	3		11.72	10.13	30	4.05%	0.20%	1.20%	7.32%	6.25%
2022	5		10.92	9.53	52	3.39%	0.20%	1.20%	(6.80)%	(7.72)%
2021	5		11.72	10.33	57	1.26%	0.20%	1.20%	17.30%	(7.92)%
2020	7		9.99	11.22	75	1.44%	0.20%	1.20%	5.36%	6.32%
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares
2024	0	*	27.23	27.23	11	0.44%	1.20%	1.20%	26.47%	26.47%
2023	0	*	21.53	21.53	9	0.34%	1.20%	1.20%	22.12%	22.12%
2022	1		17.63	17.63	17	0.59%	1.20%	1.20%	(25.02)%	(18.01)%
2021	1		23.51	21.50	21	0.29%	0.20%	1.20%	34.66%	23.14%
2020	3		17.46	17.46	58	0.50%	1.20%	1.20%	15.95%	15.95%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco Oppenheimer V.I. International Growth Fund, Series II
2024	8	$12.13	$12.13	$93	0.36%	1.20%	1.20%	(2.99)%	(2.99)%
2023	8	12.51	12.51	96	0.30%	1.20%	1.20%	19.20%	19.20%
2022	8	10.49	10.49	82	0.00%	1.20%	1.20%	(31.32)%	(28.03)%
2021	8	15.28	14.58	114	0.00%	0.20%	1.20%	14.02%	8.81%
2020	11	13.40	13.40	146	0.72%	1.20%	1.20%	19.64%	19.64%
Invesco V.I. Core Bond Fund, Series II
2022	-	-	-	-	2.52%	0.20%	1.20%	(9.92)%	(10.19)%
2021	2	11.76	11.22	19	1.96%	0.20%	1.20%	1.62%	(3.02)%
2020	1	11.57	11.57	17	3.14%	1.20%	1.20%	8.13%	8.13%
Invesco V.I. Core Plus Bond Fund, Series II
2023	-	-	-	-	1.62%	1.00%	1.00%	4.63%	4.63%
2022	2	9.43	9.43	17	0.86%	1.00%	1.00%	(5.70)%	(5.70)%
Invesco V.I. EQV International Equity Fund, Series II
2024	12	18.97	12.62	205	1.55%	0.25%	1.20%	0.09%	(0.86)%
2023	12	18.96	12.73	208	0.00%	0.25%	1.20%	17.57%	16.46%
2022	12	16.12	10.93	178	1.44%	0.25%	1.20%	(18.71)%	(19.48)%
2021	12	19.83	13.58	220	1.05%	0.20%	1.20%	52.43%	(27.89)%
2020	13	13.01	18.83	219	2.39%	0.25%	1.20%	12.36%	13.42%
Invesco V.I. Global Real Estate Fund, Series II
2024	3	15.44	10.02	31	2.28%	0.25%	1.20%	(2.35)%	(3.28)%
2023	3	15.81	10.36	39	1.23%	0.25%	1.20%	8.55%	7.53%
2022	3	14.57	9.64	36	2.56%	0.25%	1.20%	(25.33)%	(26.03)%
2021	3	19.51	13.03	50	2.66%	0.20%	1.20%	85.63%	(16.45)%
2020	3	10.51	15.59	41	5.12%	0.25%	1.20%	(13.57)%	(12.80)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Growth and Income Fund, Series II
2024	29	$19.33	$19.36	$783	1.20%	0.20%	1.20%	15.49%	14.33%
2023	36	16.73	16.94	800	1.33%	0.20%	1.20%	12.18%	11.07%
2022	36	14.92	15.25	730	1.28%	0.20%	1.20%	(48.82)%	(3.14)%
2021	39	29.15	15.74	824	1.37%	0.20%	1.20%	124.88%	26.66%
2020	40	12.96	12.43	676	2.09%	0.20%	1.20%	0.64%	1.63%
Invesco V.I. Main Street Small Cap Fund, Series II
2024	24	20.57	19.69	471	0.00%	0.20%	1.20%	12.18%	11.06%
2023	25	18.34	17.73	440	0.92%	0.20%	1.20%	17.58%	16.42%
2022	29	15.60	15.23	441	0.25%	0.20%	1.20%	(32.69)%	(17.04)%
2021	36	23.17	18.35	663	0.18%	0.20%	1.20%	29.88%	20.32%
2020	42	17.84	15.26	645	0.42%	0.20%	1.20%	18.22%	19.40%
Invesco V.I. Small Cap Equity Fund, Series II
2024	1	17.78	17.78	17	0.00%	1.20%	1.20%	16.44%	16.44%
2023	1	15.27	15.27	14	0.00%	1.20%	1.20%	14.87%	14.87%
2022	1	13.30	13.30	12	0.00%	1.20%	1.20%	(53.99)%	(21.68)%
2021	1	28.90	16.98	16	0.00%	0.20%	1.20%	102.00%	18.66%
2020	1	14.31	14.31	13	0.03%	1.20%	1.20%	25.38%	25.38%
Janus Henderson Flexible Bond Portfolio, Service Shares
2024	8	10.18	10.18	84	3.14%	1.20%	1.20%	0.41%	0.41%
2023	35	10.14	10.14	352	3.38%	1.20%	1.20%	4.04%	4.04%
2022	47	11.70	9.75	460	2.00%	0.25%	1.20%	(14.12)%	(14.93)%
2021	48	13.62	11.46	551	1.34%	0.20%	1.20%	16.18%	(17.05)%
2020	94	11.73	13.81	1,108	3.19%	0.25%	1.20%	8.97%	9.95%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Janus Henderson Overseas Portfolio, Institutional Shares
2024	0	*	$30.23	$30.23	$6	1.38%	1.40%	1.40%	4.36%	4.36%
2023	0	*	28.97	28.97	6	1.53%	1.40%	1.40%	9.34%	9.34%
2022	0	*	26.50	26.50	5	0.40%	1.40%	1.40%	(13.15)%	(9.87)%
2021	3		30.51	29.40	87	1.16%	1.25%	1.40%	16.23%	12.01%
2020	3		26.25	26.25	78	1.50%	1.40%	1.40%	14.67%	14.67%
Janus Henderson VIT Balanced Portfolio, Service Shares
2024	65		21.04	19.59	1,530	1.76%	0.20%	1.20%	14.92%	13.77%
2023	66		18.31	17.22	1,363	1.78%	0.20%	1.20%	14.90%	13.76%
2022	69		15.93	15.14	1,226	0.97%	0.20%	1.20%	(43.12)%	(17.61)%
2021	82		28.01	18.37	1,724	0.67%	0.20%	1.20%	76.11%	11.96%
2020	90		15.91	16.41	1,662	2.33%	0.20%	1.20%	12.65%	13.80%
Janus Henderson VIT Enterprise Portfolio, Service Shares
2024	31		26.56	26.17	826	0.62%	0.20%	1.20%	15.09%	13.94%
2023	35		23.08	22.97	801	0.09%	0.20%	1.20%	17.54%	16.38%
2022	40		19.64	19.74	788	0.08%	0.20%	1.20%	(23.08)%	(15.04)%
2021	40		25.53	23.23	960	0.22%	0.20%	1.20%	23.39%	15.14%
2020	61		20.69	20.17	1,250	0.05%	0.20%	1.20%	17.74%	18.95%
JPMorgan Insurance Trust Income Builder Portfolio, Class 2
2023	-		-	-	-	0.00%	1.20%	1.20%	3.83%	3.83%
2022	0	*	10.85	10.85	3	3.64%	1.20%	1.20%	(17.50)%	(13.55)%
2021	0	*	13.15	12.55	3	2.84%	0.20%	1.20%	12.05%	6.93%
2020	3		11.73	11.73	35	3.36%	1.20%	1.20%	3.93%	3.93%
Lord Abbett Series Fund Developing Growth Portfolio
2024	1		25.19	25.19	30	0.16%	0.25%	0.25%	21.87%	21.87%
2023	1		20.67	20.67	25	0.00%	0.25%	0.25%	7.90%	7.90%
2022	1		19.16	19.16	23	0.00%	0.25%	0.25%	(36.14)%	(13.50)%
2021	1		30.00	22.15	36	0.00%	0.20%	1.20%	3.30%	(28.38)%
2020	2		29.04	30.92	59	0.00%	0.25%	1.20%	70.54%	72.19%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
LVIP American Century Inflation Protection Fund, Service Class
2024	6		$11.39	$10.69	$72	2.99%	0.20%	1.20%	0.59%	0.32%
2023	11		11.32	10.66	119	3.28%	0.20%	1.20%	3.19%	2.17%
2022	13		10.97	10.43	142	5.02%	0.20%	1.20%	(14.67)%	(12.62)%
2021	13		12.86	11.94	162	2.37%	0.20%	1.20%	11.17%	0.18%
2020	41		11.57	11.91	475	2.25%	0.45%	1.20%	8.29%	9.11%
LVIP American Century Mid Cap Value Fund, Service Class
2024	18		17.38	18.76	334	2.19%	0.20%	1.20%	8.31%	7.22%
2023	24		16.05	17.49	415	2.17%	0.20%	1.20%	5.81%	4.77%
2022	24		15.17	16.70	399	2.08%	0.20%	1.20%	(50.95)%	9.44%
2021	32		30.92	15.26	538	1.02%	0.20%	1.20%	119.33%	21.55%
2020	34		14.10	12.55	483	1.80%	0.20%	1.20%	(0.08)%	0.91%
LVIP American Century Value Fund, Service Class
2024	9		18.43	19.20	172	2.42%	0.20%	1.20%	9.07%	7.98%
2023	14		16.90	17.78	256	2.17%	0.20%	1.20%	8.80%	7.72%
2022	19		15.53	16.51	314	1.86%	0.20%	1.20%	(11.32)%	7.49%
2021	24		17.51	15.36	406	1.60%	0.20%	1.20%	29.12%	22.79%
2020	26		13.56	12.51	354	2.22%	0.20%	1.20%	(0.35)%	0.61%
LVIP JPMorgan Small Cap Core Fund, Service Class
2024	0	*	13.76	13.76	3	0.16%	1.20%	1.20%	10.10%	10.10%
2023	3		12.49	12.49	32	0.94%	1.20%	1.20%	11.46%	11.46%
2022	3		11.21	11.21	37	0.09%	1.20%	1.20%	(23.39)%	(20.52)%
2021	3		14.63	14.10	47	0.32%	0.20%	1.20%	24.10%	19.62%
2020	11		11.79	11.79	133	0.80%	1.20%	1.20%	11.96%	11.96%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
LVIP Macquarie US REIT Fund, Service Class
2024	2		$13.35	$13.35	$32	2.26%	1.20%	1.20%	6.26%	6.26%
2023	3		12.57	12.57	41	3.09%	1.20%	1.20%	10.91%	10.91%
2022	4		11.10	11.33	40	2.69%	0.20%	1.20%	(53.34)%	(23.39)%
2021	4		23.79	14.79	64	2.17%	0.20%	1.20%	82.25%	40.92%
2020	7		13.05	10.50	75	1.77%	0.20%	1.20%	(11.69)%	(10.82)%
Macquarie VIP Emerging Markets Series, Service Class
2024	2		14.68	13.18	28	2.67%	0.20%	1.20%	4.56%	3.51%
2023	4		14.04	12.73	58	1.43%	0.20%	1.20%	13.22%	12.10%
2022	7		12.40	11.36	76	4.38%	0.20%	1.20%	(28.85)%	(16.48)%
2021	11		17.42	13.60	184	0.08%	0.20%	1.20%	4.72%	(23.59)%
2020	20		16.64	17.80	334	0.53%	0.20%	1.20%	23.24%	24.38%
Macquarie VIP Energy Series, Service Class
2024	0	*	8.54	8.54	1	5.85%	1.20%	1.20%	(6.73)%	(6.73)%
2023	1		9.16	9.16	9	2.98%	1.20%	1.20%	2.78%	2.78%
2022	1		8.91	8.91	10	2.34%	1.20%	1.20%	40.85%	70.25%
2021	2		6.33	5.23	12	1.18%	0.20%	1.20%	48.11%	22.53%
2020	9		4.27	4.27	37	1.41%	1.20%	1.20%	(37.55)%	(37.55)%
Macquarie VIP International Core Equity Series, Service Class
2024	-		-	-	-	1.38%	1.20%	1.20%	(0.23)%	(0.23)%
Macquarie VIP Small Cap Value Series, Service Class
2024	10		17.83	17.83	173	0.98%	1.20%	1.20%	9.69%	9.69%
2023	10		16.25	16.25	161	0.68%	1.20%	1.20%	7.80%	7.80%
2022	12		15.08	15.08	174	0.63%	1.20%	1.20%	(46.23)%	(1.02)%
2021	15		28.04	15.23	261	0.61%	0.20%	1.20%	113.28%	15.86%
2020	15		13.15	13.15	198	1.13%	1.20%	1.20%	(3.32)%	(3.32)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS Blended Research Core Equity Portfolio, Service Class
2024	1	$28.10	$24.97	$38	0.58%	0.20%	1.20%	24.93%	13.34%
2023	3	22.49	22.03	63	0.87%	0.20%	1.20%	27.95%	26.68%
2022	5	17.58	17.39	87	0.86%	0.20%	1.20%	(20.72)%	(16.43)%
2021	5	22.18	20.81	105	0.85%	0.20%	1.20%	34.74%	27.64%
2020	10	16.46	16.31	160	1.51%	0.20%	1.20%	13.66%	14.83%
MFS Blended Research Small Cap Equity Portfolio, Service Class
2024	1	17.37	16.08	21	0.56%	0.20%	1.20%	4.44%	3.39%
2023	3	16.63	15.55	40	0.48%	0.20%	1.20%	18.43%	17.26%
2022	4	14.04	13.26	50	0.49%	0.20%	1.20%	(18.73)%	(19.53)%
2021	5	17.28	16.48	77	0.55%	0.20%	1.20%	33.76%	23.01%
2020	8	12.92	13.40	101	0.66%	0.20%	1.20%	0.90%	1.98%
MFS International Growth Portfolio, Service Class
2024	1	13.55	13.55	10	0.83%	1.20%	1.20%	7.46%	7.46%
2023	1	12.61	12.61	9	0.90%	1.20%	1.20%	13.03%	13.03%
2022	1	11.15	11.15	8	0.39%	1.20%	1.20%	(16.19)%	(18.40)%
2021	1	13.31	13.67	10	0.54%	0.20%	1.20%	33.09%	36.69%
MFS Technology Portfolio, Service Class
2024	30	42.08	42.22	1,297	0.00%	0.20%	1.20%	36.17%	34.81%
2023	39	30.90	31.32	1,229	0.00%	0.20%	1.20%	53.51%	51.99%
2022	51	20.13	20.60	1,070	0.00%	0.20%	1.20%	(41.33)%	(33.82)%
2021	61	34.31	31.13	2,009	0.00%	0.20%	1.20%	18.30%	12.08%
2020	76	29.01	27.78	2,227	0.00%	0.20%	1.20%	44.67%	46.12%
Neuberger Berman AMT Sustainable Equity Portfolio, Class S
2024	7	25.14	25.14	187	0.00%	1.20%	1.20%	24.02%	24.02%
2023	7	20.27	20.27	151	0.07%	1.20%	1.20%	25.06%	25.06%
2022	11	16.21	16.21	174	0.12%	1.20%	1.20%	(53.82)%	(19.31)%
2021	11	35.10	20.09	217	0.17%	0.20%	1.20%	111.79%	(29.68)%
2020	11	16.57	28.57	186	0.42%	0.25%	1.20%	17.86%	18.99%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
NVIT Emerging Markets Fund, Class D
2024	0	*	$10.54	$10.54	$5	1.35%	1.40%	1.40%	4.50%	4.50%
2023	0	*	10.08	10.08	4	1.44%	1.40%	1.40%	2.36%	2.36%
2022	0	*	9.85	9.85	4	0.17%	1.40%	1.40%	(26.63)%	(26.04)%
2021	0	*	13.43	13.32	6	0.95%	1.25%	1.40%	(8.13)%	(8.87)%
2020	0	*	14.62	14.62	6	1.79%	1.40%	1.40%	11.31%	11.31%
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class
2024	5		7.65	11.00	54	1.83%	0.25%	1.20%	(1.51)%	2.72%
2023	9		7.77	10.71	89	16.25%	0.25%	1.20%	(8.16)%	(9.03)%
2022	12		8.46	11.78	136	20.52%	0.25%	1.20%	(34.98)%	53.98%
2021	12		13.01	7.65	129	4.14%	0.20%	1.20%	55.97%	30.16%
2020	12		8.34	5.88	99	6.71%	0.25%	1.20%	(0.01)%	0.96%
PIMCO Long-Term U.S. Government Portfolio, Advisor Class
2024	0	*	7.90	7.90	4	2.63%	1.20%	1.20%	(7.23)%	(7.23)%
2023	0	*	8.51	8.51	4	2.28%	1.20%	1.20%	2.65%	2.65%
2022	1		8.29	8.29	6	1.92%	1.20%	1.20%	(37.54)%	(29.79)%
2021	1		13.28	11.81	12	1.44%	0.20%	1.20%	5.65%	(6.01)%
2020	10		12.57	12.57	128	1.71%	1.20%	1.20%	15.84%	15.84%
PIMCO Low Duration Portfolio, Advisor Class
2024	2		10.90	9.94	23	3.88%	0.20%	1.20%	4.18%	3.14%
2023	24		10.46	9.64	259	3.50%	0.20%	1.20%	4.66%	3.62%
2022	25		9.99	9.30	253	1.57%	0.20%	1.20%	(11.08)%	(6.78)%
2021	27		11.24	9.98	289	0.41%	0.20%	1.20%	9.97%	(7.34)%
2020	35		10.22	10.77	384	1.18%	0.20%	1.20%	1.69%	2.72%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
PIMCO Real Return Portfolio, Advisor Class
2024	0	*	$10.92	$10.92	$5	2.65%	1.20%	1.20%	0.81%	0.81%
2023	3		10.83	10.83	34	2.91%	1.20%	1.20%	2.33%	2.33%
2022	4		10.58	10.58	42	6.29%	1.20%	1.20%	(18.91)%	(11.96)%
2021	13		13.05	12.02	154	4.99%	0.20%	1.20%	11.77%	2.95%
2020	4		11.67	11.67	46	1.48%	1.20%	1.20%	10.24%	10.24%
PIMCO Short-Term Portfolio, Advisor Class
2024	9		11.96	11.17	103	4.86%	0.20%	1.20%	5.73%	4.68%
2023	7		11.31	10.67	77	4.37%	0.20%	1.20%	5.59%	4.54%
2022	7		10.71	10.21	75	1.48%	0.20%	1.20%	(2.06)%	(1.44)%
2021	9		10.94	10.36	91	1.01%	0.20%	1.20%	4.15%	(4.06)%
2020	7		10.50	10.80	77	1.26%	0.20%	1.20%	0.87%	1.96%
PIMCO Total Return Portfolio, Advisor Class
2024	18		11.03	10.20	199	3.90%	0.20%	1.20%	2.23%	1.20%
2023	45		10.79	10.08	496	3.47%	0.20%	1.20%	5.62%	4.57%
2022	48		10.21	9.64	503	2.49%	0.20%	1.20%	(23.99)%	(15.41)%
2021	59		13.43	11.40	722	1.72%	0.20%	1.20%	14.90%	(6.15)%
2020	68		11.69	12.14	853	2.20%	0.20%	1.20%	7.27%	8.32%
Putnam VT Core Equity Fund, Class IB
2024	1		29.60	29.60	31	0.60%	1.20%	1.20%	25.44%	25.44%
2023	1		23.60	23.60	25	0.70%	1.20%	1.20%	26.56%	26.56%
2022	2		18.65	18.65	34	0.98%	1.20%	1.20%	(22.56)%	(16.77)%
2021	2		24.08	22.40	42	0.66%	0.20%	1.20%	39.13%	29.45%
2020	4		17.31	17.31	78	1.03%	1.20%	1.20%	15.91%	15.91%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Putnam VT Focused International Equity Fund, Class IB
2024	0	*	$14.66	$14.66	$6	1.62%	1.20%	1.20%	2.06%	2.06%
2023	0	*	14.37	14.37	6	0.77%	1.20%	1.20%	17.83%	17.83%
2022	1		12.19	12.19	9	1.76%	1.20%	1.20%	(30.16)%	(19.17)%
2021	1		17.46	15.08	12	0.96%	0.20%	1.20%	28.75%	11.24%
2020	2		13.56	13.56	32	0.18%	1.20%	1.20%	8.75%	8.75%
Putnam VT Global Asset Allocation Fund, Class IB
2023	-		-	-	-	1.82%	1.20%	1.20%	3.94%	3.94%
2022	7		12.61	12.61	89	1.31%	1.20%	1.20%	(22.27)%	(17.03)%
2021	7		16.22	15.20	107	0.68%	0.20%	1.20%	20.19%	12.59%
2020	7		13.50	13.50	95	1.97%	1.20%	1.20%	11.01%	11.01%
Putnam VT Income Fund, Class IB
2024	-		-	-	-	0.00%	1.20%	1.20%	(0.87)%	(0.87)%
2023	1		9.72	9.72	9	5.64%	1.20%	1.20%	3.45%	3.45%
2022	1		9.55	9.40	10	5.57%	1.00%	1.20%	(19.25)%	(14.84)%
2021	1		11.82	11.04	11	2.16%	0.20%	1.20%	1.00%	(6.82)%
2020	4		11.71	11.84	48	4.50%	1.00%	1.20%	4.44%	4.63%
Putnam VT International Equity Fund, Class IB
2024	1		16.00	12.84	18	2.13%	0.20%	1.20%	2.77%	1.74%
2023	1		15.57	12.62	18	0.04%	0.20%	1.20%	18.27%	17.10%
2022	1		13.16	10.78	16	1.48%	0.20%	1.20%	(14.94)%	(15.75)%
2021	1		15.47	12.79	17	0.55%	0.20%	1.20%	30.01%	(10.22)%
2020	1		11.90	14.25	16	1.29%	0.20%	1.20%	10.72%	11.84%
Putnam VT International Growth, Class IB
2022	-		-	-	-	0.00%	0.00%	0.00%	(39.79)%	(25.59)%
2021	-		20.02	13.47	-	1.65%	0.20%	1.20%	35.58%	(8.83)%
2020	1		14.77	14.77	13	0.04%	1.20%	1.20%	26.45%	26.45%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Putnam VT International Value Fund, Class IB
2023	-		$-	$-	$-	4.73%	1.20%	1.20%	10.48%	10.48%
2022	1		12.69	12.69	8	2.01%	1.20%	1.20%	(13.13)%	(7.92)%
2021	1		14.61	13.78	8	1.99%	0.20%	1.20%	20.39%	13.57%
2020	1		12.13	12.13	7	2.66%	1.20%	1.20%	2.66%	2.66%
Putnam VT Large Cap Growth Fund, Class IB
2024	18		41.10	38.14	691	0.00%	0.20%	1.20%	33.14%	31.81%
2023	27		30.87	28.94	780	0.00%	0.20%	1.20%	44.19%	42.76%
2022	36		21.41	20.27	724	0.00%	0.20%	1.20%	(32.74)%	(31.33)%
2021	49		31.83	29.52	1,450	0.00%	0.20%	1.20%	30.66%	17.07%
2020	57		24.36	25.22	1,385	0.04%	0.20%	1.20%	37.08%	38.40%
Putnam VT Large Cap Value Fund, Class IB
2024	3		22.26	22.26	60	1.08%	1.20%	1.20%	17.71%	17.71%
2023	3		18.91	18.91	51	2.00%	1.20%	1.20%	14.29%	14.29%
2022	3		16.55	16.55	44	1.52%	1.20%	1.20%	(8.66)%	(4.28)%
2021	4		18.12	17.29	71	1.19%	0.20%	1.20%	31.81%	25.79%
2020	4		13.74	13.74	56	1.84%	1.20%	1.20%	4.52%	4.52%
Putnam VT Mortgage Securities Fund
2024	0	*	9.53	9.53	3	6.55%	1.20%	1.20%	3.50%	3.50%
2023	0	*	9.21	9.21	3	41.17%	1.20%	1.20%	4.02%	4.02%
2022	8		8.85	8.85	70	9.00%	1.20%	1.20%	(20.68)%	(11.14)%
2021	8		11.16	9.97	78	0.00%	0.20%	1.20%	6.51%	(4.91)%
2020	8		10.48	10.48	82	10.06%	1.20%	1.20%	(2.69)%	(2.69)%
Putnam VT Research Fund, Class IB
2023	-		-	-	-	1.65%	1.20%	1.20%	16.92%	16.92%
2022	0	*	18.22	18.22	6	0.58%	1.20%	1.20%	(24.05)%	(18.27)%
2021	0	*	23.99	22.29	8	0.10%	0.20%	1.20%	31.99%	22.65%
2020	0	*	18.17	18.17	6	0.66%	1.20%	1.20%	18.46%	18.46%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Putnam VT Small Cap Growth Fund, Class IB
2024	1	$22.38	$22.38	$17	0.00%	1.20%	1.20%	21.85%	21.85%
2023	2	18.37	18.37	29	0.00%	1.20%	1.20%	21.68%	21.68%
2022	2	15.09	15.09	24	0.00%	1.20%	1.20%	(56.24)%	(28.69)%
2021	2	34.49	21.17	34	0.00%	0.20%	1.20%	82.13%	11.78%
2020	2	18.94	18.94	30	0.00%	1.20%	1.20%	46.57%	46.57%
Putnam VT Small Cap Value Fund, Class IB
2024	3	17.29	18.66	51	0.93%	0.40%	1.20%	5.77%	4.92%
2023	3	16.34	17.79	51	0.26%	0.40%	1.20%	23.26%	22.28%
2022	8	13.26	14.54	118	0.21%	0.40%	1.20%	(27.55)%	(4.93)%
2021	13	18.30	15.30	224	0.71%	0.20%	1.20%	49.56%	25.02%
2020	12	12.24	12.24	147	1.05%	1.20%	1.20%	2.75%	2.75%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2024	112	34.16	31.10	3,848	0.00%	0.20%	1.20%	34.90%	33.55%
2023	152	25.33	23.29	3,822	0.00%	0.20%	1.20%	48.66%	47.19%
2022	193	17.04	15.82	3,230	0.00%	0.20%	1.20%	(50.70)%	(39.39)%
2021	201	34.55	26.11	5,540	0.00%	0.20%	1.20%	53.44%	9.85%
2020	235	22.52	23.77	5,533	0.00%	0.20%	1.20%	32.31%	33.67%
T. Rowe Price Health Sciences Portfolio, Class II
2024	24	21.56	19.06	499	0.00%	0.20%	1.20%	1.21%	0.20%
2023	31	21.30	19.02	646	0.00%	0.20%	1.20%	2.48%	1.46%
2022	44	20.78	18.75	867	0.00%	0.20%	1.20%	(63.47)%	(13.73)%
2021	53	56.90	21.73	1,235	0.00%	0.20%	1.20%	191.90%	2.60%
2020	73	19.49	21.18	1,512	0.00%	0.20%	1.20%	27.74%	29.00%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
VanEck VIP Global Resources Fund
2024	5	$10.94	$10.20	$52	2.36%	0.20%	1.20%	(3.28)%	(4.25)%
2023	8	11.32	10.65	86	2.71%	0.20%	1.20%	(4.03)%	(4.98)%
2022	10	11.79	11.21	111	1.27%	0.20%	1.20%	7.91%	49.61%
2021	16	10.93	7.49	168	0.30%	0.20%	1.20%	22.15%	(18.81)%
2020	24	8.95	9.23	214	0.72%	0.20%	1.20%	17.40%	18.59%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.